UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08979

Victory Variable Insurance Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS LARGE CAP ALPHA VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 96.5%
Aerospace — 1.7%
General Dynamics Corp.	107,080	$16,614,533
		16,614,533
Banks: Diversified — 5.9%
Comerica, Inc.	599,090	28,348,939
The PNC Financial Services Group, Inc.	272,090	24,512,588
U.S. Bancorp	111,550	4,784,380
		57,645,907
Cable Television Services — 2.0%
Charter Communications, Inc., Class A(1)	72,348	19,531,790
		19,531,790
Chemicals: Specialty — 2.7%
LyondellBasell Industries N.V., Class A	324,528	26,176,429
		26,176,429
Computer Services, Software & Systems — 12.7%
Alphabet, Inc., Class A(1)	64,385	51,769,403
Cognizant Technology Solutions Corp., Class A(1)	418,607	19,971,740
Microsoft Corp.	700,038	40,322,189
SS&C Technologies Holdings, Inc.	358,480	11,525,132
		123,588,464
Containers & Packaging — 2.3%
Ball Corp.	280,500	22,986,975
		22,986,975
Diversified Financial Services — 4.5%
JPMorgan Chase & Co.	652,770	43,467,954
		43,467,954
Diversified Manufacturing Operations — 1.9%
General Electric Co.	640,920	18,984,050
		18,984,050
Diversified Media — 4.1%
Twenty-First Century Fox, Inc., Class A	1,654,365	40,068,720
		40,068,720
Diversified Retail — 2.9%
Liberty Interactive Corp. QVC Group, Class A(1)	1,427,854	28,571,359
		28,571,359
Drug & Grocery Store Chains — 4.2%
CVS Health Corp.	463,915	41,283,796
		41,283,796
Foods — 2.8%
Mondelez International, Inc., Class A	613,680	26,940,552
		26,940,552
Gas Pipeline — 1.8%
Enterprise Products Partners L.P.	631,780	17,456,081
		17,456,081
Health Care Management Services — 1.5%
UnitedHealth Group, Inc.	106,915	14,968,100
		14,968,100
Insurance: Life — 2.5%
Aflac, Inc.	336,960	24,217,315
		24,217,315

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS LARGE CAP ALPHA VIP SERIES

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value
Insurance: Multi-Line — 4.0%
The Hartford Financial Services Group, Inc.		901,720	$38,611,650
			38,611,650
Insurance: Property - Casualty — 8.7%
Fairfax Financial Holdings Ltd.	CAD	43,100	25,253,883
FNF Group		309,890	11,438,040
The Progressive Corp.		1,528,700	48,154,050
			84,845,973
Medical Equipment — 1.7%
Agilent Technologies, Inc.		362,670	17,078,130
			17,078,130
Oil Well Equipment & Services — 2.0%
Helmerich & Payne, Inc.		284,070	19,117,911
			19,117,911
Oil: Crude Producers — 6.4%
Devon Energy Corp.		235,601	10,392,360
EOG Resources, Inc.		272,342	26,338,195
Noble Energy, Inc.		707,070	25,270,682
			62,001,237
Oil: Integrated — 3.9%
Chevron Corp.		366,270	37,696,508
			37,696,508
Pharmaceuticals — 7.0%
Allergan PLC(1)		156,687	36,086,583
Bristol-Myers Squibb Co.		346,650	18,691,368
Endo International PLC(1)		675,570	13,612,736
			68,390,687
Radio & TV Broadcasters — 4.1%
Sirius XM Holdings, Inc.(1)		9,507,760	39,647,359
			39,647,359
Railroads — 1.8%
Union Pacific Corp.		177,200	17,282,316
			17,282,316
Securities Brokerage & Services — 3.4%
E*TRADE Financial Corp.(1)		1,129,640	32,895,117
			32,895,117
Total Common Stocks (Cost $836,268,523)			940,068,913

		Shares	Value
Short-Term Investments — 5.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)		48,976,311	48,976,311
Total Short-Term Investments (Cost $48,976,311)			48,976,311
Total Investments — 101.5% (Cost $885,244,834)			989,045,224
Other Liabilities, Net — (1.5)%			(14,197,417)
Total Net Assets — 100.0%			$974,847,807

(1) Non-income-producing security.

(2) The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS LARGE CAP ALPHA VIP SERIES

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$940,068,913	$—	$—	$940,068,913
Short-Term Investments	—	48,976,311	—	48,976,311

Total	$940,068,913	$48,976,311	$—	$989,045,224

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 97.8%
Aerospace — 1.7%
HEICO Corp., Class A	26,724	$1,617,069
		1,617,069
Air Transport — 0.7%
Spirit Airlines, Inc.(1)	16,747	712,250
		712,250
Back Office Support, HR and Consulting — 3.1%
Ritchie Bros. Auctioneers, Inc.	57,050	2,000,743
WNS Holdings Ltd., ADR(1)	32,786	981,941
		2,982,684
Banks: Diversified — 1.8%
Home BancShares, Inc.	29,500	613,895
Western Alliance Bancorp(1)	30,621	1,149,512
		1,763,407
Biotechnology — 12.2%
Amicus Therapeutics, Inc.(1)	120,199	889,473
Bluebird Bio, Inc.(1)	17,202	1,165,952
Blueprint Medicines Corp.(1)	24,566	729,610
Celyad S.A., ADR(1)	10,541	248,662
Eagle Pharmaceuticals, Inc.(1)	12,290	860,300
Five Prime Therapeutics, Inc.(1)	17,777	933,115
Ignyta, Inc.(1)	74,087	466,007
Immune Design Corp.(1)	51,494	390,324
Kite Pharma, Inc.(1)	12,983	725,230
Ligand Pharmaceuticals, Inc.(1)	14,678	1,498,037
Lion Biotechnologies, Inc.(1)	69,204	569,549
Loxo Oncology, Inc.(1)	47,346	1,239,518
Sage Therapeutics, Inc.(1)	15,746	725,103
Spark Therapeutics, Inc.(1)	14,215	853,753
Vital Therapies, Inc.(1)	69,797	427,158
		11,721,791
Building Materials — 0.6%
Headwaters, Inc.(1)	34,868	589,967
		589,967
Building: Roofing, Wallboard & Plumbing — 1.2%
Beacon Roofing Supply, Inc.(1)	26,840	1,129,159
		1,129,159
Casinos & Gambling — 0.8%
Penn National Gaming, Inc.(1)	54,946	745,617
		745,617
Chemicals: Diversified — 1.8%
Chemtura Corp.(1)	29,458	966,517
Ingevity Corp.(1)	17,432	803,615
		1,770,132
Communications Technology — 4.5%
Lumentum Holdings, Inc.(1)	41,953	1,752,377
RingCentral, Inc., Class A(1)	107,248	2,537,487
		4,289,864
Computer Services, Software & Systems — 15.1%
Benefitfocus, Inc.(1)	37,670	1,503,786
Black Knight Financial Services, Inc., Class A(1)	35,323	1,444,711
Cornerstone OnDemand, Inc.(1)	22,400	1,029,280

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Ellie Mae, Inc.(1)	4,145	$436,469
InterXion Holding N.V.(1)	36,660	1,327,825
LogMeIn, Inc.	39,050	3,529,729
Proofpoint, Inc.(1)	39,895	2,986,141
The Ultimate Software Group, Inc.(1)	10,975	2,243,180
		14,501,121
Consumer Lending — 0.9%
LendingTree, Inc.(1)	8,914	863,856
		863,856
Diversified Materials & Processing — 1.6%
Hexcel Corp.	34,493	1,528,040
		1,528,040
Diversified Retail — 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(1)	45,648	1,196,434
		1,196,434
Education Services — 1.4%
Grand Canyon Education, Inc.(1)	34,099	1,377,259
		1,377,259
Electronic Entertainment — 2.4%
Take-Two Interactive Software, Inc.(1)	51,132	2,305,031
		2,305,031
Entertainment — 1.2%
IMAX Corp.(1)	39,959	1,157,612
		1,157,612
Financial Data & Systems — 4.5%
Euronet Worldwide, Inc.(1)	29,403	2,406,047
Fair Isaac Corp.	8,050	1,002,950
WEX, Inc.(1)	8,480	916,603
		4,325,600
Foods — 3.5%
Pinnacle Foods, Inc.	47,376	2,376,854
Snyder’s-Lance, Inc.	29,328	984,834
		3,361,688
Glass — 1.4%
Apogee Enterprises, Inc.	29,041	1,297,842
		1,297,842
Health Care Management Services — 1.2%
WellCare Health Plans, Inc.(1)	9,686	1,134,134
		1,134,134
Health Care Services — 4.3%
Acadia Healthcare Co., Inc.(1)	15,839	784,823
Amedisys, Inc.(1)	26,879	1,275,140
HMS Holdings Corp.(1)	59,620	1,321,775
WebMD Health Corp.(1)	14,177	704,597
		4,086,335
Insurance: Life — 1.0%
Primerica, Inc.	17,320	918,480
		918,480

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Insurance: Property - Casualty — 1.3%
AmTrust Financial Services, Inc.	44,695	$1,199,167
		1,199,167
Machinery: Industrial — 1.9%
John Bean Technologies Corp.	14,172	999,834
Manitowoc Foodservice, Inc.(1)	51,580	836,628
		1,836,462
Medical & Dental Instruments & Supplies — 1.8%
AtriCure, Inc.(1)	38,180	604,008
Integra LifeSciences Holdings Corp.(1)	13,120	1,083,056
		1,687,064
Medical Equipment — 2.5%
NxStage Medical, Inc.(1)	56,220	1,404,938
Zeltiq Aesthetics, Inc.(1)	26,297	1,031,368
		2,436,306
Metal Fabricating — 1.0%
Rexnord Corp.(1)	45,780	980,150
		980,150
Metals & Minerals: Diversified — 0.3%
U.S. Silica Holdings, Inc.	7,024	327,037
		327,037
Miscellaneous Consumer Staples — 1.2%
Energizer Holdings, Inc.	22,550	1,126,598
		1,126,598
Oil: Crude Producers — 1.1%
Carrizo Oil & Gas, Inc.(1)	12,000	487,440
Diamondback Energy, Inc.(1)	5,385	519,868
		1,007,308
Pharmaceuticals — 1.0%
GW Pharmaceuticals PLC, ADR(1)	7,170	951,674
		951,674
Power Transmission Equipment — 0.7%
BWX Technologies, Inc.	16,990	651,906
		651,906
Recreational Vehicles & Boats — 0.6%
Drew Industries, Inc.	5,640	552,833
		552,833
Restaurants — 3.0%
Jack in the Box, Inc.	13,100	1,256,814
Popeyes Louisiana Kitchen, Inc.(1)	16,221	861,984
Wingstop, Inc.	26,783	784,742
		2,903,540
Scientific Instruments: Electrical — 1.4%
Littelfuse, Inc.	10,669	1,374,274
		1,374,274
Securities Brokerage & Services — 0.4%
MarketAxess Holdings, Inc.	2,439	403,874
		403,874
Semiconductors & Components — 5.3%
Cavium, Inc.(1)	20,757	1,208,057
Monolithic Power Systems, Inc.	14,967	1,204,844

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Tower Semiconductor Ltd.(1)	176,954	$2,686,162
		5,099,063
Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	18,728	1,517,343
Five Below, Inc.(1)	32,114	1,293,873
Lithia Motors, Inc., Class A	14,723	1,406,341
		4,217,557
Textile Products — 0.8%
Interface, Inc.	48,332	806,661
		806,661
Textiles, Apparel & Shoes — 1.0%
Steven Madden Ltd.(1)	28,899	998,749
		998,749
Total Common Stocks (Cost $79,068,204)		93,935,595

	Shares	Value
Short-Term Investments — 3.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	2,847,466	2,847,466
Total Short-Term Investments (Cost $2,847,466)		2,847,466
Total Investments — 100.8% (Cost $81,915,670)		96,783,061
Other Liabilities, Net — (0.8)%		(776,492)
Total Net Assets — 100.0%		$96,006,569

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$93,935,595	$—	$—	$93,935,595
Short-Term Investments	—	2,847,466	—	2,847,466

Total	$93,935,595	$2,847,466	$—	$96,783,061

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INTERNATIONAL VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 95.9%
Australia — 5.7%
BHP Billiton Ltd.	135,887	$2,353,899
CSL Ltd.	31,059	2,553,997
Scentre Group	384,605	1,388,495
Westpac Banking Corp.	173,575	3,949,205
		10,245,596
Belgium — 2.7%
Anheuser-Busch InBev S.A.	24,432	3,212,998
Melexis N.V.	22,040	1,583,622
		4,796,620
Denmark — 2.4%
Pandora A/S	13,353	1,617,310
Royal Unibrew A/S	54,425	2,692,735
		4,310,045
France — 6.7%
Arkema S.A.	26,144	2,420,470
AXA S.A.	60,475	1,285,829
Capgemini S.A.	17,232	1,689,484
Cie Generale des Etablissements Michelin	28,703	3,178,425
Societe Generale S.A.	31,041	1,073,839
TOTAL S.A.	51,123	2,431,438
		12,079,485
Germany — 7.6%
Allianz SE (Reg S)	7,054	1,048,296
Bayer AG (Reg S)	22,358	2,245,418
Daimler AG (Reg S)	20,459	1,442,924
HeidelbergCement AG	20,508	1,939,477
SAP SE	31,956	2,922,450
Siemens AG (Reg S)	35,091	4,114,777
		13,713,342
Hong Kong — 5.0%
AIA Group Ltd.	390,000	2,622,649
China Mobile Ltd.	123,500	1,517,119
HK Electric Investments & HK Electric Investments Ltd., SS	915,000	900,619
Tencent Holdings Ltd.	66,100	1,837,713
The Wharf Holdings Ltd.	279,000	2,046,903
		8,925,003
Italy — 3.5%
Enel S.p.A.	556,000	2,477,936
Eni S.p.A.	104,537	1,506,408
Intesa Sanpaolo S.p.A.	223,848	496,966
Recordati S.p.A.	55,687	1,789,763
		6,271,073
Japan — 20.2%
Central Japan Railway Co.	6,300	1,078,591
Chubu Electric Power Co., Inc.	79,200	1,152,398
Daito Trust Construction Co. Ltd.	7,800	1,247,529
DIC Corp.	38,500	1,191,821
Fuji Electric Co. Ltd.	340,000	1,562,576
FUJIFILM Holdings Corp.	34,100	1,263,162
Gurunavi, Inc.	32,100	882,909
Hitachi Construction Machinery Co. Ltd.	99,500	1,984,135
Hoya Corp.	48,200	1,938,980
ITOCHU Corp.	203,600	2,563,234
Milbon Co. Ltd.	30,000	1,472,699
Mitsubishi UFJ Financial Group, Inc.	214,900	1,088,701
Mizuho Financial Group, Inc.	1,326,300	2,235,396
Murata Manufacturing Co. Ltd.	11,800	1,540,290
Nippon Telegraph & Telephone Corp.	34,200	1,564,170

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INTERNATIONAL VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Nitori Holdings Co. Ltd.	13,000	$1,558,345
Oracle Corp. Japan	15,500	875,715
Rohto Pharmaceutical Co. Ltd.	72,920	1,258,192
Sanwa Holdings Corp.	167,700	1,623,501
SoftBank Group Corp.	23,600	1,529,482
Tokio Marine Holdings, Inc.	35,200	1,349,919
Toyota Motor Corp.	91,300	5,295,988
		36,257,733
Netherlands — 3.1%
ArcelorMittal(1)	222,319	1,345,216
ArcelorMittal(1)	29,682	181,011
ING Groep N.V.	144,780	1,787,398
Wolters Kluwer N.V.	51,675	2,209,166
		5,522,791
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	142,981	1,043,753
		1,043,753
Singapore — 1.0%
Singapore Exchange Ltd.	349,800	1,907,974
		1,907,974
Spain — 1.1%
Banco Santander S.A.	440,322	1,953,419
		1,953,419
Sweden — 4.4%
Atlas Copco AB, Class B	121,643	3,323,888
Intrum Justitia AB	54,932	1,771,628
Swedbank AB, Class A	119,798	2,814,845
		7,910,361
Switzerland — 11.3%
Actelion Ltd. (Reg S)(1)	11,920	2,068,525
Nestle S.A. (Reg S)	51,404	4,059,069
Novartis AG (Reg S)	41,940	3,309,917
Roche Holding AG	18,278	4,542,054
Schindler Holding AG	13,721	2,576,563
Swiss Re AG	18,887	1,705,843
U-Blox AG(1)	5,485	1,187,254
UBS Group AG (Reg S)	57,725	788,550
		20,237,775
United Kingdom — 20.6%
BP PLC	423,483	2,468,370
British American Tobacco PLC	64,156	4,091,614
Croda International PLC	36,209	1,633,902
Diageo PLC	115,916	3,320,247
Experian PLC	167,963	3,355,559
HSBC Holdings PLC	450,323	3,384,971
National Grid PLC	141,122	1,993,040
Next PLC	14,992	927,990
Prudential PLC	76,147	1,349,831
RELX PLC	102,788	1,949,218
Rio Tinto PLC	77,592	2,578,862
Royal Dutch Shell PLC, Class A	115,448	2,872,102
Smith & Nephew PLC	157,813	2,545,267
Standard Chartered PLC(1)	141,816	1,154,064
Unilever PLC	72,383	3,425,169
		37,050,206
Total Common Stocks (Cost $161,018,118)		172,225,176

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INTERNATIONAL VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Exchange-Traded Funds — 1.8%
iShares MSCI EAFE ETF	39,362	$2,327,475
SPDR Gold Shares(1)	6,852	860,885
Total Exchange-Traded Funds (Cost $3,068,513)		3,188,360

	Shares	Value
Preferred Stocks — 0.8%
Japan — 0.8%
Ito En Ltd.	79,000	1,471,305
		1,471,305
Total Preferred Stocks (Cost $1,246,077)		1,471,305

	Shares	Value
Short-Term Investments — 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	1,783,806	1,783,806
Total Short-Term Investments (Cost $1,783,806)		1,783,806
Total Investments — 99.5% (Cost $167,116,514)		178,668,647
Other Assets, Net — 0.5%		933,283
Total Net Assets — 100.0%		$179,601,930

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

SS — Stapled Security

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$10,245,596	*	$—	$10,245,596
Belgium	—	4,796,620	*	—	4,796,620
Denmark	—	4,310,045	*	—	4,310,045
France	—	12,079,485	*	—	12,079,485
Germany	—	13,713,342	*	—	13,713,342
Hong Kong	900,619	8,024,384	*	—	8,925,003
Italy	—	6,271,073	*	—	6,271,073
Japan	—	36,257,733	*	—	36,257,733
Netherlands	—	5,522,791	*	—	5,522,791
New Zealand	—	1,043,753	*	—	1,043,753
Singapore	—	1,907,974	*	—	1,907,974
Spain	—	1,953,419	*	—	1,953,419
Sweden	—	7,910,361	*	—	7,910,361
Switzerland	—	20,237,775	*	—	20,237,775
United Kingdom	—	37,050,206	*	—	37,050,206
Exchange-Traded Funds	3,188,360	—		—	3,188,360
Preferred Stocks	—	1,471,305	*	—	1,471,305
Short-Term Investments	—	1,783,806		—	1,783,806

Total	$4,088,979	$174,579,668		$—	$178,668,647

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 93.1%
Argentina — 0.5%
Pampa Energia S.A., ADR(1)	8,050	$260,820
		260,820
Brazil — 6.0%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	35,613	329,776
Cosan Ltd., Class A	40,601	290,297
EcoRodovias Infraestrutura e Logistica S.A.(1)	111,300	304,247
Energisa S.A.	46,100	293,995
Estacio Participacoes S.A.	54,000	295,724
FPC Par Corretora de Seguros S.A.	2,200	9,877
M Dias Branco S.A.	9,500	388,220
Petroleo Brasileiro S.A., ADR(1)	45,130	421,063
Sao Martinho S.A.	30,400	548,241
Telefonica Brasil S.A., ADR	20,977	303,537
		3,184,977
Chile — 0.4%
Banco Santander Chile, ADR	10,205	211,142
		211,142
Czech Republic — 1.5%
Erste Group Bank AG(1)	14,047	415,955
Moneta Money Bank A.S.(1)	116,611	371,393
		787,348
India — 7.2%
HCL Technologies Ltd.	31,998	385,021
HDFC Bank Ltd., ADR	7,959	572,173
IRB Infrastructure Developers Ltd.	134,968	499,463
ITC Ltd.	118,179	430,543
Mahanagar Gas Ltd.	24,971	248,660
Manappuram Finance Ltd.	288,210	398,766
Power Grid Corp. of India Ltd.	184,456	489,045
Tata Motors Ltd., ADR	13,646	545,567
Yes Bank Ltd.	14,829	280,564
		3,849,802
Indonesia — 2.4%
PT Bank Rakyat Indonesia (Persero) Tbk	569,500	534,383
PT Indofood CBP Sukses Makmur Tbk	398,700	290,201
PT Sri Rejeki Isman Tbk	4,446,400	71,009
PT Telekomunikasi Indonesia (Persero) Tbk	1,235,900	411,539
		1,307,132
Malaysia — 1.5%
AirAsia Bhd	773,700	522,833
Tune Protect Group Bhd	669,300	266,134
		788,967
Mexico — 2.6%
Cemex S.A.B. de C.V., ADR(1)	29,728	236,040
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	2,560	243,123
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	154,600	271,251
Macquarie Mexico Real Estate Management S.A. de C.V.(1)	87,700	107,376
OHL Mexico S.A.B. de C.V.(1)	205,500	272,697
Unifin Financiera S.A.B. de C.V. SOFOM ENR	77,300	233,219
		1,363,706
People’s Republic of China — 26.7%
AAC Technologies Holdings, Inc.	25,000	252,601
Alibaba Group Holding Ltd., ADR(1)	15,356	1,624,511
Anhui Conch Cement Co. Ltd., H shares	113,000	312,317
Bank of China Ltd., H shares	2,017,000	931,458

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
China Communications Construction Co. Ltd., H shares	408,000	$432,989
China Construction Bank Corp., H shares	1,960,638	1,472,514
China Mobile Ltd.	96,758	1,188,610
China Petroleum & Chemical Corp., H shares	650,000	479,869
China Resources Gas Group Ltd.	122,000	419,016
China Resources Land Ltd.	140,000	394,717
China Shenhua Energy Co. Ltd., H shares	143,500	283,625
Chinasoft International Ltd.(1)	534,000	248,311
CNOOC Ltd.	296,000	373,408
CP Pokphand Co. Ltd.	2,454,000	317,575
CSPC Pharmaceutical Group Ltd.	456,000	457,818
NetEase, Inc., ADR	2,619	630,603
New Oriental Education & Technology Group, Inc., ADR(1)	8,314	385,437
Nine Dragons Paper Holdings Ltd.	287,000	270,623
Ping An Insurance (Group) Co. of China Ltd., H shares	153,000	802,054
Tencent Holdings Ltd.	88,630	2,464,093
Weichai Power Co. Ltd., H shares	365,000	492,485
		14,234,634
Peru — 0.6%
Credicorp Ltd.	2,244	341,582
		341,582
Philippines — 0.8%
Bloomberry Resorts Corp.(1)	2,696,100	253,846
Vista Land & Lifescapes, Inc.	1,450,400	161,582
		415,428
Poland — 0.5%
KRUK S.A.	4,220	262,772
		262,772
Russia — 4.8%
Aeroflot - Russian Airlines PJSC(1)	177,100	329,977
Inter RAO UES PJSC	1,187,000	60,089
Lukoil PJSC, ADR	10,486	511,127
MMC Norilsk Nickel PJSC, ADR	16,402	263,252
Rosneft PJSC, GDR (Reg S)	93,095	508,299
Sberbank of Russia PJSC, ADR	40,531	380,995
X5 Retail Group N.V., GDR (Reg S)(1)	18,074	523,604
		2,577,343
South Africa — 5.2%
AngloGold Ashanti Ltd.(1)	15,000	239,735
Barclays Africa Group Ltd.	35,453	391,423
Capitec Bank Holdings Ltd.	6,054	283,685
Naspers Ltd., N shares	6,821	1,180,530
Sanlam Ltd.	47,014	219,077
Steinhoff International Holdings N.V.	77,356	443,010
		2,757,460
South Korea — 14.5%
DuzonBizon Co. Ltd.	9,277	183,614
Hyundai Development Co.	13,225	619,928
Kia Motors Corp.	10,259	394,170
Korea Zinc Co. Ltd.	1,003	440,088
KT Corp., ADR	19,804	317,854
Mando Corp.	2,596	584,830
NAVER Corp.	749	602,992
POSCO, ADR	6,943	354,648
Samsung Electronics Co. Ltd.	1,428	2,080,256
SFA Engineering Corp.	7,200	353,671
Shinhan Financial Group Co. Ltd.	14,527	532,046
SK Hynix, Inc.	16,664	611,734
SK Innovation Co. Ltd.	2,092	309,966

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
SK Materials Co. Ltd.	2,397	$345,284
		7,731,081
Taiwan — 13.5%
First Financial Holding Co. Ltd.	698,000	371,724
Formosa Plastics Corp.	148,000	368,561
Fubon Financial Holding Co. Ltd.	489,000	726,607
Gourmet Master Co. Ltd.	22,050	219,918
Hota Industrial Manufacturing Co. Ltd.	63,000	307,939
MediaTek, Inc.	64,000	491,386
Pegatron Corp.	126,000	326,088
Powertech Technology, Inc.	124,000	322,265
Realtek Semiconductor Corp.	105,000	346,541
Taiwan Mobile Co. Ltd.	72,000	258,877
Taiwan Semiconductor Manufacturing Co. Ltd.	363,259	2,135,288
TCI Co. Ltd.	63,670	353,364
Tong Yang Industry Co. Ltd.	262,000	623,861
Yuanta Financial Holding Co. Ltd.	986,000	353,642
		7,206,061
Thailand — 2.5%
GFPT PCL (Reg F)(2)	614,300	261,143
Supalai PCL (Reg F)(2)	266,700	187,018
Thai Union Group PCL (Reg F)(2)	494,400	306,080
The Siam Cement PCL (Reg F)	26,600	398,615
Unique Engineering & Construction PCL (Reg F)	432,300	206,376
		1,359,232
Turkey — 1.5%
Celebi Hava Servisi A.S.	20,218	148,133
Tekfen Holding A.S.	113,742	292,678
Turkiye Garanti Bankasi A.S.	126,860	336,156
		776,967
United Arab Emirates — 0.4%
Emaar Properties PJSC	108,120	208,381
		208,381
Total Common Stocks (Cost $41,107,527)		49,624,835

	Shares	Value
Exchange-Traded Funds — 3.0%
iShares MSCI Emerging Markets ETF	42,556	1,593,722
Total Exchange-Traded Funds (Cost $1,575,189)		1,593,722

	Shares	Value
Preferred Stocks — 2.4%
Brazil — 2.0%
Itau Unibanco Holding S.A.	97,497	1,064,863
		1,064,863
Colombia — 0.4%
Banco Davivienda S.A.	21,105	215,928
		215,928
Total Preferred Stocks (Cost $1,317,681)		1,280,791

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS VIP SERIES

September 30, 2016 (unaudited)	Value
Total Investments — 98.5% (Cost $44,000,397)	$52,499,348
Other Assets, Net — 1.5%	773,068
Total Net Assets — 100.0%	$53,272,416

(1)	Non-income-producing security.
(2)	Foreign shares are valued based on the last trade price of the local shares.

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS VIP SERIES

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$260,820	$—		$—	$260,820
Brazil	3,184,977	—		—	3,184,977
Chile	211,142	—		—	211,142
Czech Republic	371,393	415,955	*	—	787,348
India	1,366,400	2,483,402	*	—	3,849,802
Indonesia	—	1,307,132	*	—	1,307,132
Malaysia	—	788,967	*	—	788,967
Mexico	1,363,706	—		—	1,363,706
People’s Republic of China	2,640,551	11,594,083	*	—	14,234,634
Peru	341,582	—		—	341,582
Philippines	—	415,428	*	—	415,428
Poland	262,772	—		—	262,772
Russia	1,800,448	776,895	*	—	2,577,343
South Africa	—	2,757,460	*	—	2,757,460
South Korea	672,502	7,058,579	*	—	7,731,081
Taiwan	—	7,206,061	*	—	7,206,061
Thailand	206,376	1,152,856	*	—	1,359,232
Turkey	—	776,967	*	—	776,967
United Arab Emirates	—	208,381	*	—	208,381
Exchange-Traded Funds	1,593,722	—		—	1,593,722
Preferred Stocks	1,280,791	—		—	1,280,791

Total	$15,557,182	$36,942,166		$—	$52,499,348

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 21.3%
FHLMC 4.00% due 1/1/2041(1)	$2,798,341	$3,001,405
4.50% due 7/1/2044	20,486,903	22,572,398
7.00% due 9/1/2038	101,082	122,849
1534 Z 5.00% due 6/15/2023	177,331	188,650
3227 PR 5.50% due 9/15/2035(1)	1,138,539	1,160,252
FNMA 2.535% due 12/1/2036(2)	339,632	358,280
2.94% due 8/1/2046(2)	243,658	244,591
3.00% due 8/1/2046	25,620,423	26,652,212
3.50% due 2/1/2046 - 8/1/2046	57,403,464	60,649,896
4.00% due 9/1/2040 - 3/1/2046	31,850,154	34,238,209
4.50% due 12/1/2038 - 3/1/2044	5,825,480	6,395,458
5.00% due 4/1/2023 - 12/1/2039	2,527,025	2,799,952
5.50% due 1/1/2038 - 2/1/2039	1,541,049	1,739,603
6.00% due 8/1/2021	100,698	108,422
7.00% due 2/1/2032 - 6/1/2032	59,892	69,890
7.50% due 12/1/2029	74,747	92,618
8.00% due 1/1/2030 - 9/1/2030	37,081	44,402
GNMA 6.00% due 10/15/2032 - 12/15/2033	190,573	223,927
Total Agency Mortgage-Backed Securities (Cost $159,222,833)		160,663,014

	Principal Amount	Value
Asset-Backed Securities — 3.4%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.759% due 4/25/2033(2)	263,933	266,429
Avis Budget Rental Car Funding AESOP LLC 2014-1A A 2.46% due 7/20/2020(3)	4,000,000	4,040,565
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	3,095,162	3,094,848
Credit Suisse First Boston Mortgage Securities Corp. 2002-HE16 M1 1.845% due 10/25/2032(2)	1,466,805	1,430,851
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	3,985,225	4,098,318
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,445,783	4,490,196
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,567,927
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	2,300,000	2,304,557
Total Asset-Backed Securities (Cost $25,086,241)		25,293,691

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 8.0%
Banc of America Commercial Mortgage Trust 2008-1 A4 6.436% due 2/10/2051(2)	1,290,818	1,339,662

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM 5.91% due 6/11/2040(2)	$940,000	$962,382
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	5,789,936
Commercial Mortgage Trust 2012-CR4 B 3.703% due 10/15/2045(3)	3,000,000	3,142,136
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	4,975,237
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	710,626	710,020
GS Mortgage Securities Trust 2011-GC5 B 5.566% due 8/10/2044(2)(3)	4,670,000	5,272,840
2012-GC6 B 5.847% due 1/10/2045(2)(3)	3,250,000	3,764,893
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	6,000,000	5,998,940
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.116% due 4/17/2045(1)(2)	452,335	451,678
2007-CB18 A4 5.44% due 6/12/2047(1)	4,235,294	4,256,819
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,177,368
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049	1,648,833	1,695,426
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	4,064,388
SBA Tower Trust 2.24% due 4/16/2018(3)	1,050,000	1,053,210
3.156% due 10/15/2020(3)	3,000,000	3,029,160
Wachovia Bank Commercial Mortgage Trust 2007-C33 AM 6.158% due 2/15/2051(2)	4,350,000	4,439,616
WFRBS Commercial Mortgage Trust 2012-C6 B 4.697% due 4/15/2045	3,275,000	3,626,533
Total Commercial Mortgage-Backed Securities (Cost $62,607,912)		60,750,244

	Principal Amount	Value
Corporate Bonds — 52.5%
Consumer Discretionary — 5.3%
21st Century Fox America, Inc. 6.15% due 2/15/2041	3,000,000	3,805,569
Bed Bath & Beyond, Inc. Sr. Nt. 5.165% due 8/1/2044	2,765,000	2,673,484

Best Buy Co., Inc. Sr. Nt. 5.50% due 3/15/2021	2,525,000	2,796,438
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,625,093

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Daimler Finance North America LLC 1.251% due 5/18/2018(2)(3)	$5,000,000	$4,993,985
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	5,085,541
General Motors Financial Co., Inc. 2.625% due 7/10/2017	3,500,000	3,527,765
3.25% due 5/15/2018	3,500,000	3,561,873
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	2,000,000	2,030,548
NVR, Inc. Sr. Nt. 3.95% due 9/15/2022	4,787,000	5,097,470
Time Warner Cable LLC Sr. Sec. Nt. 5.85% due 5/1/2017	2,000,000	2,049,940
Toll Brothers Finance Corp. 5.875% due 2/15/2022	2,500,000	2,750,000
		39,997,706
Consumer Staples — 3.8%
Ingredion, Inc. Sr. Nt. 3.20% due 10/1/2026	1,585,000	1,616,635
Kraft Heinz Foods Co. 2.00% due 7/2/2018	4,500,000	4,541,517
Mead Johnson Nutrition Co. Sr. Nt. 3.00% due 11/15/2020	3,000,000	3,124,539
4.60% due 6/1/2044	1,450,000	1,547,868
4.90% due 11/1/2019	4,890,000	5,368,007
Reynolds American, Inc. 4.85% due 9/15/2023	2,750,000	3,147,790
5.70% due 8/15/2035	1,835,000	2,268,034
Whole Foods Market, Inc. 5.20% due 12/3/2025(3)	6,535,000	7,097,631
		28,712,021
Energy — 5.4%
BP Capital Markets PLC 1.676% due 5/3/2019	4,500,000	4,517,550
4.50% due 10/1/2020(1)	2,600,000	2,858,440
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	848,000	900,389
EQT Corp. Sr. Nt. 4.875% due 11/15/2021	4,600,000	5,055,262
FMC Technologies, Inc. Sr. Nt. 3.45% due 10/1/2022	4,605,000	4,665,938
Marathon Petroleum Corp. Sr. Nt. 5.85% due 12/15/2045	1,695,000	1,721,915
6.50% due 3/1/2041	1,285,000	1,404,951
Oceaneering International, Inc. Sr. Nt. 4.65% due 11/15/2024	3,816,000	3,841,506
Petroleos Mexicanos 5.75% due 3/1/2018	4,000,000	4,198,000
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(3)	2,779,000	2,783,913
Valero Energy Corp. Sr. Nt. 3.40% due 9/15/2026	1,840,000	1,827,740
6.625% due 6/15/2037	2,750,000	3,222,219

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Western Gas Partners LP Sr. Nt. 4.65% due 7/1/2026	$3,675,000	$3,803,247
		40,801,070
Financials — 15.4%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	2,900,000	2,961,625
Aflac, Inc. Sr. Nt. 2.875% due 10/15/2026	2,450,000	2,465,891
Alleghany Corp. Sr. Nt. 4.90% due 9/15/2044	1,330,000	1,376,700
Ally Financial, Inc. 2.75% due 1/30/2017	3,000,000	3,005,625
Bank of America Corp. Sr. Nt. 2.00% due 1/11/2018	3,000,000	3,013,812
Capital One Financial Corp. Sr. Nt. 2.45% due 4/24/2019	1,095,000	1,118,859
Sub. Nt. 4.20% due 10/29/2025	3,845,000	4,011,458
Citigroup, Inc. Sub. Nt. 4.125% due 7/25/2028	1,250,000	1,270,785
Sr. Nt. 4.50% due 1/14/2022(1)	4,700,000	5,190,854
Cooperatieve Rabobank U.A. 3.95% due 11/9/2022(1)	4,000,000	4,193,108
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,409,697
Fifth Third Bank Sr. Nt. 1.15% due 11/18/2016(1)	5,000,000	5,000,055
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	5,000,000	5,527,610
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,743,327
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	6,700,000	6,883,821
Sr. Nt. 5.40% due 1/6/2042	1,624,000	2,031,544
6.30% due 4/23/2019	3,000,000	3,342,003
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2036	500,000	553,438
Morgan Stanley Sr. Nt. 3.125% due 7/27/2026	2,750,000	2,766,442
3.75% due 2/25/2023	3,000,000	3,186,276
5.95% due 12/28/2017(1)	4,000,000	4,211,776

PNC Bank N.A. Sr. Nt. 1.80% due 11/5/2018	5,000,000	5,042,600
2.15% due 4/29/2021	4,500,000	4,546,944
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	8,277,000	9,526,488

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	$4,000,000	$4,352,772
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,270,738
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	2,700,000	2,692,823
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,631,416
The Goldman Sachs Group, Inc. Sr. Nt. 2.35% due 11/15/2021	4,540,000	4,529,467
Sub. Nt. 5.625% due 1/15/2017	3,770,000	3,814,610
Sr. Nt. 5.75% due 1/24/2022(1)	2,750,000	3,194,232
The Huntington National Bank Sr. Nt. 2.00% due 6/30/2018	3,500,000	3,527,598
Wells Fargo & Co. Sub. Nt. 4.90% due 11/17/2045	1,850,000	2,036,870
		116,431,264
Health Care — 3.2%
Amgen, Inc. Sr. Nt. 4.40% due 5/1/2045	1,825,000	1,917,024
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	711,288
Biogen, Inc. Sr. Nt. 4.05% due 9/15/2025	4,595,000	5,002,801
Express Scripts Holding Co. 4.80% due 7/15/2046	1,375,000	1,428,310
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,556,250
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	6,150,000	6,870,196
Teva Pharmaceutical Finance Netherlands III B.V. 4.10% due 10/1/2046	1,375,000	1,368,480
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	5,010,215
		23,864,564
Industrials — 2.8%
Agilent Technologies, Inc. Sr. Nt. 3.05% due 9/22/2026	2,755,000	2,785,316
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	3,000,000	3,028,962
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	5,000,000	5,004,575
FedEx Corp. 4.55% due 4/1/2046	1,600,000	1,777,251
Lockheed Martin Corp. Sr. Nt. 1.85% due 11/23/2018	5,000,000	5,059,900
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	500,000	708,327

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Valmont Industries, Inc. 5.00% due 10/1/2044	$2,603,000	$2,523,963
		20,888,294
Information Technology — 2.0%
Activision Blizzard, Inc. 3.40% due 9/15/2026(3)	1,835,000	1,842,861
6.125% due 9/15/2023(3)	3,841,000	4,220,299
CA, Inc. Sr. Nt. 4.50% due 8/15/2023	4,580,000	4,985,518
NVIDIA Corp. Sr. Nt. 3.20% due 9/16/2026	3,660,000	3,688,819
		14,737,497
Materials — 5.9%
Anglo American Capital PLC 2.625% due 9/27/2017(3)	4,000,000	3,990,000
BHP Billiton Finance U.S.A. Ltd. 1.875% due 11/21/2016	5,000,000	5,004,425
Ecolab, Inc. Sr. Nt. 2.00% due 1/14/2019	4,500,000	4,552,241
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	541,527
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	6,675,000	7,548,210
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	3,600,000	3,863,819
Nucor Corp. Sr. Nt. 5.20% due 8/1/2043	1,620,000	1,847,101
Owens Corning 4.20% due 12/15/2022(1)	2,400,000	2,578,428
Reliance Steel & Aluminum Co. 4.50% due 4/15/2023	4,275,000	4,468,149
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,533,750
The Mosaic Co. Sr. Nt. 5.45% due 11/15/2033	1,230,000	1,336,407
Westlake Chemical Corp. 3.60% due 8/15/2026(3)	3,898,000	3,909,055
WestRock RKT Co. 4.90% due 3/1/2022	3,200,000	3,595,744
		44,768,856
Real Estate Investment Trusts — 1.4%
Columbia Property Trust Operating Partnership LP 3.65% due 8/15/2026	1,590,000	1,599,367
CubeSmart LP 3.125% due 9/1/2026	2,835,000	2,822,469
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,076,362
Lexington Realty Trust 4.25% due 6/15/2023	2,145,000	2,180,433
Welltower, Inc. Sr. Nt. 4.50% due 1/15/2024	1,861,000	2,032,119
		10,710,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Telecommunication Services — 4.5%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	$3,600,000	$3,935,333
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019(1)	9,000,000	9,151,074
6.30% due 1/15/2038(1)	2,200,000	2,745,985
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2020(1)(3)	5,800,000	6,427,846
Juniper Networks, Inc. Sr. Nt. 4.60% due 3/15/2021	2,340,000	2,534,218
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	3,015,000
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048	1,618,000	1,710,762
6.55% due 9/15/2043(1)	3,500,000	4,732,297
		34,252,515
Utilities — 2.8%
Consolidated Edison Co. of New York, Inc. Sr. Nt. Series 07-A 6.30% due 8/15/2037	1,870,000	2,558,250
Iberdrola International B.V. 6.75% due 9/15/2033 - 7/15/2036	1,156,000	1,479,885
Nevada Power Co. Series N 6.65% due 4/1/2036(1)	600,000	837,191
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017	4,500,000	4,508,158
Public Service Electric & Gas Co. Sec. Nt. Series I 4.00% due 6/1/2044	1,289,000	1,429,663
SCANA Corp. Sr. Nt. 4.75% due 5/15/2021	2,675,000	2,881,259
South Carolina Electric & Gas Co. Sec. Nt. 4.60% due 6/15/2043	2,355,000	2,666,703
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	5,000,000	5,031,805
		21,392,914
Total Corporate Bonds (Cost $387,023,477)		396,557,451

	Principal Amount	Value
Municipal Bonds — 0.9%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	2,018,128
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	2,312,272

San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	2,135,175
Total Municipal Bonds (Cost $4,719,079)		6,465,575

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 3.1%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	$1,619,512	$1,684,481
Bear Stearns ALT-A Trust 2003-3 2A 3.057% due 10/25/2033(2)	1,989,822	1,976,254
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	233,756	241,519
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.765% due 6/25/2037(2)	2,938,081	2,624,503
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M2 2.725% due 2/25/2024(2)	4,500,000	4,620,839
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	703,849	723,731
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	448,033	455,250
2005-A3 11A2 3.126% due 6/25/2035(1)(2)	2,496,458	2,528,040
Master Adjustable Rate Mortgages Trust 2004-13 3A1 3.044% due 11/21/2034(2)	1,706,063	1,739,423
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	283,416	288,149
2003-5 2A1 5.00% due 6/25/2018	142,199	146,564
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	1,224,013	1,217,772
2004-2 A3 5.25% due 11/25/2019	118,148	119,173
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	377,357	380,854
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	704,865	710,488
2004-21XS 2A6A 4.74% due 12/25/2034(2)	25,334	25,751
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	653,466	664,807
2004-Y 3A1 2.842% due 11/25/2034(2)	2,194,555	2,201,424
2005-2 2A1 4.75% due 4/25/2020(1)	170,456	173,556
2007-13 A7 6.00% due 9/25/2037	579,583	583,489
Total Non-Agency Mortgage-Backed Securities (Cost $22,815,054)		23,106,067

	Principal Amount	Value
U.S. Government Securities — 7.4%
U.S. Treasury Bonds
2.875% due 5/15/2043	11,840,000	13,183,106
3.00% due 11/15/2045	3,446,000	3,931,941
3.625% due 2/15/2044	12,581,000	16,019,639

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
5.375% due 2/15/2031	$4,331,000	$6,318,691
U.S. Treasury Notes
1.125% due 8/31/2021	382,000	381,612
1.375% due 4/30/2021	4,174,000	4,217,698
1.75% due 5/15/2023	4,861,000	4,970,183
2.00% due 8/15/2025	986,000	1,020,356
2.375% due 8/15/2024	5,538,000	5,900,567
Total U.S. Government Securities (Cost $52,701,339)		55,943,793
	Shares	Value
Short-Term Investments — 1.6%
State Street Institutional U.S. Government Money Market Fund, 0.25%(4)	12,374,670	12,374,670
Total Short-Term Investments (Cost $12,374,670)		12,374,670
Total Investments — 98.2% (Cost $726,550,605)		741,154,505
Other Assets, Net — 1.8%		13,509,081
Total Net Assets — 100.0%		$754,663,586

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2016.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $97,239,049, representing 12.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The rate disclosed is the 7 day net yield as of September 30, 2016.

The table below presents futures contracts as of September 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Purchased Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	77	12/20/2016	$10,097	$38,305
2 YR U.S. Treasury Note	Goldman Sachs & Co.	138	12/30/2016	30,149	(6,437)
5 YR U.S. Treasury Note	Goldman Sachs & Co.	226	12/30/2016	27,463	31,375

Total					$63,243

The table below presents credit default swap contracts as of September 30, 2016:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Received Fixed Rate	Expiration Date	Value	Unamortized Upfront Premiums Paid	Unrealized Appreciation
Protection Sold
CDX North America High Yield Series 26 Index	Goldman Sachs & Co.	USD	44,000	5.00%	06/20/2021	$2,233,621	$2,038,126	$195,495
CDX North America Investment Grade Series 26 Index	Goldman Sachs & Co.	USD	8,000	1.00%	06/20/2021	113,472	95,552	17,920

Total						$2,347,093	$2,133,678	$213,415

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND VIP SERIES

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$160,663,014	$—	$160,663,014
Asset-Backed Securities	—	25,293,691	—	25,293,691
Commercial Mortgage-Backed Securities	—	60,750,244	—	60,750,244
Corporate Bonds	—	396,557,451	—	396,557,451
Municipal Bonds	—	6,465,575	—	6,465,575
Non-Agency Mortgage-Backed Securities	—	23,106,067	—	23,106,067
U.S. Government Securities	—	55,943,793	—	55,943,793
Short-Term Investments	—	12,374,670	—	12,374,670
Other Financial Instruments:
Financial Futures Contracts	63,243	—	—	63,243
Credit Default Swaps	—	2,347,093	—	2,347,093

Total	$63,243	$743,501,598	$—	$743,564,841

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 3.3%
FHLMC
1534 Z 5.00% due 6/15/2023(1)	$24,212	$25,758
5.00% due 8/1/2040(1)	1,737,114	1,926,406
20 H 5.50% due 10/25/2023(1)	13,188	14,259
7.00% due 9/1/2038(1)	8,598	10,449
FNMA 2.94% due 8/1/2046(1)(2)	18,289	18,359
5.00% due 2/1/2041 - 10/1/2041(1)	6,533,231	7,285,506
Total Agency Mortgage-Backed Securities (Cost $9,271,093)		9,280,737

	Principal Amount	Value
Asset-Backed Securities — 19.6%
Ally Auto Receivables Trust 2014-2 B 2.10% due 3/16/2020	1,000,000	1,011,254
Ally Master Owner Trust 2012-4 A 1.72% due 7/15/2019	1,678,000	1,683,511
2012-5 A 1.54% due 9/15/2019	2,000,000	2,007,223
American Express Credit Account Master Trust 2013-1 A 0.944% due 2/16/2021(1)(2)	1,800,000	1,806,243
2013-3 A 0.98% due 5/15/2019	2,000,000	2,000,099
2014-1 B 1.024% due 12/15/2021(2)	2,100,000	2,089,459
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	1,000,000	997,784
AmeriCredit Automobile Receivables Trust 2015-3 D 3.34% due 8/8/2021	1,675,000	1,723,771
2016-3 C 2.24% due 4/8/2022	1,635,000	1,647,819
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.759% due 4/25/2033(2)	24,202	24,430
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(1)(3)	2,700,000	2,699,318
2014-1A A 2.46% due 7/20/2020(1)(3)	1,250,000	1,262,677
Bank of America Credit Card Trust 2007-A4 A4 0.564% due 11/15/2019(2)	3,000,000	2,998,672
CarMax Auto Owner Trust 2015-2 A3 1.37% due 3/16/2020	2,100,000	2,105,535
Chase Issuance Trust 2007-C1 C1 0.984% due 4/15/2019(2)	700,000	699,807
2015-A7 A7 1.62% due 7/15/2020	2,000,000	2,016,662
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	2,500,000	2,500,811
2014-A4 A4 1.23% due 4/24/2019	2,322,000	2,325,821

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	$1,000,000	$1,005,013
Discover Card Execution Note Trust 2015-A1 A1 0.874% due 8/17/2020(2)	2,500,000	2,506,961
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	732,578	753,367
First Investors Auto Owner Trust 2015-2A A1 1.59% due 12/16/2019(3)	560,994	561,089
Ford Credit Auto Lease Trust 2015-B A2A 1.04% due 5/15/2018	1,648,532	1,649,530
GM Financial Automobile Leasing Trust 2016-3 B 1.97% due 5/20/2020	2,000,000	2,001,610
Golden Credit Card Trust 2015-3A A 0.944% due 7/15/2019(2)(3)	2,400,000	2,402,504
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	900,000	900,582
Hyundai Auto Receivables Trust 2013-A B 1.13% due 9/17/2018	1,390,000	1,390,795
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	1,489,321	1,490,048
Mercedes Benz Auto Lease Trust 2015-B A2A 1.00% due 1/16/2018	318,499	318,584
2016-A A3 1.52% due 3/15/2019	1,100,000	1,104,878
Nissan Auto Receivables 2015-B Owner Trust 2015-B A3 1.34% due 3/16/2020	2,000,000	2,007,392
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	20,695	19,928
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	2,215,000	2,219,389
2016-1 A 2.04% due 3/15/2022	1,150,000	1,167,051
Toyota Auto Receivables Owner Trust 2014-C A3 0.93% due 7/16/2018	957,484	957,406
2016-A A3 1.25% due 3/16/2020	1,600,000	1,603,608
Total Asset-Backed Securities (Cost $55,546,185)		55,660,631

	Principal Amount	Value
Senior Secured Loans — 3.3%
Consumer Discretionary — 2.1%
Bombardier Recreational Products, Inc. 2016 Term Loan B 3.75% due 6/30/2023(2)	977,143	978,980
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	274,000	275,455

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Harbor Freight Tools USA, Inc. 2016 Term Loan B 4.00% due 8/19/2023(2)	$1,500,000	$1,507,260
Hilton Worldwide Finance LLC Term Loan B1 3.50% due 10/26/2020(2)	138,980	139,675
Kasima LLC New Term Loan B 3.335% due 5/17/2021(2)	1,363,971	1,365,675
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	311,343	313,386
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,318,498	1,316,850
		5,897,281
Health Care — 0.4%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(2)	1,178,171	1,183,472
		1,183,472
Industrials — 0.3%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	905,123	905,503
		905,503
Materials — 0.5%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	902,338	904,260
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	538,847	542,215
		1,446,475
Total Senior Secured Loans (Cost $9,413,274)		9,432,731

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 10.7%
Banc of America Commercial Mortgage Trust 2007-3 AM 5.723% due 6/10/2049(1)(2)	950,000	969,616
2008-1 A4 6.436% due 2/10/2051(1)(2)	1,505,954	1,562,939
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(2)	1,281,289	1,281,049
2007-PW16 AM 5.91% due 6/11/2040(2)	160,000	163,810
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A5 5.617% due 10/15/2048(1)	80,269	80,212
2006-CD3 AM 5.648% due 10/15/2048(1)	1,350,000	1,351,152
Commercial Mortgage Trust 2014-CR15 A2 2.928% due 2/10/2047	2,200,000	2,262,956
Credit Suisse Commercial Mortgage Trust 2006-C5 AM 5.343% due 12/15/2039	1,950,000	1,950,443

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
GS Mortgage Securities Trust 2013-GC16 A2 3.033% due 11/10/2046	$1,900,000	$1,954,985
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	2,000,000	1,999,647
JPMBB Commercial Mortgage Securities Trust 2013-C15 A2 2.977% due 11/15/2045	755,113	775,047
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.116% due 4/17/2045(1)(2)	116,537	116,367
2007-CB18 A4 5.44% due 6/12/2047(1)	1,172,296	1,178,254
2007-LD12 AM 6.207% due 2/15/2051(1)(2)	2,100,000	2,157,853
2013-C16 A2 3.07% due 12/15/2046	1,610,315	1,654,771
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046	1,398,939	1,431,570
2013-C13 A2 2.936% due 11/15/2046(1)	1,500,000	1,544,342
2013-C8 A2 1.689% due 12/15/2048(1)	215,826	216,112
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(1)	920,108	946,109
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM 5.603% due 10/15/2048(2)	1,500,000	1,498,458
2007-C31 AM 5.591% due 4/15/2047(1)(2)	1,300,000	1,317,411
2007-C33 AM 6.158% due 2/15/2051(1)(2)	2,250,000	2,296,353
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2 1.844% due 10/15/2045	1,510,000	1,516,635
Total Commercial Mortgage-Backed Securities (Cost $31,469,551)		30,226,091

	Principal Amount	Value
Corporate Bonds — 46.2%
Consumer Discretionary — 6.3%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	1,250,000	1,250,504
DR Horton, Inc. 3.625% due 2/15/2018(1)	500,000	511,250
Ford Motor Credit Co. LLC Sr. Nt. 2.459% due 3/27/2020	2,250,000	2,270,990
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	2,500,000	2,544,195
Lennar Corp. 4.50% due 6/15/2019(1)	640,000	670,400

McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	750,000	761,456
Newell Brands, Inc. Sr. Nt. 2.60% due 3/29/2019	3,500,000	3,578,540

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	$1,500,000	$1,506,473
Time Warner Cable LLC Sr. Sec. Nt. 5.85% due 5/1/2017(1)	1,750,000	1,793,697
Walgreens Boots Alliance, Inc.
Sr. Nt. 1.75% due 11/17/2017 - 5/30/2018	2,950,000	2,966,146
		17,853,651
Consumer Staples — 2.9%
Church & Dwight Co., Inc. Sr. Nt. 2.45% due 12/15/2019	1,515,000	1,544,082
Kraft Heinz Foods Co. 1.60% due 6/30/2017	3,000,000	3,006,075
Reynolds American, Inc. 2.30% due 6/12/2018	3,530,000	3,581,330
		8,131,487
Energy — 4.4%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	1,000,000	1,009,999
Canadian Natural Resources Ltd. Sr. Nt. 1.75% due 1/15/2018	1,000,000	998,604
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	2,000,000	2,001,520
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018	500,000	502,977
EQT Corp. Sr. Nt. 8.125% due 6/1/2019	1,900,000	2,171,793
FMC Technologies, Inc. Sr. Nt. 2.00% due 10/1/2017	1,000,000	996,120
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	1,700,000	1,700,943
Marathon Petroleum Corp. Sr. Nt. 2.70% due 12/14/2018	1,000,000	1,021,579
Petroleos Mexicanos 5.50% due 2/4/2019(3)	1,000,000	1,054,500
Western Gas Partners LP Sr. Nt. 2.60% due 8/15/2018	1,100,000	1,100,824
		12,558,859
Financials — 15.6%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017	1,600,000	1,606,000
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	1,500,000	1,507,500
Ally Financial, Inc. 2.75% due 1/30/2017(1)	1,600,000	1,603,000

Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018(1)	1,408,000	1,424,412
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	2,500,000	2,503,725

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	$700,000	$731,962
Capital One Financial Corp. Sr. Nt. 2.45% due 4/24/2019	710,000	725,470
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018	2,000,000	1,995,666
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	1,500,000	1,528,125
Citigroup, Inc. Sr. Nt. 1.85% due 11/24/2017(1)	2,000,000	2,006,242
Goldman Sachs Group, Inc. Sr. Nt. 6.15% due 4/1/2018	3,000,000	3,195,333
HSBC U.S.A., Inc. Sr. Nt. 1.625% due 1/16/2018(1)	500,000	500,274
Icahn Enterprises LP 3.50% due 3/15/2017(1)	300,000	300,360
KeyBank N.A. Sr. Nt. 1.60% due 8/22/2019	3,000,000	3,000,252
Lloyds Bank PLC 1.75% due 3/16/2018(1)	1,500,000	1,500,861
4.20% due 3/28/2017(1)	500,000	507,509
MetLife, Inc. Sr. Nt. Series A 6.817% due 8/15/2018	5,000,000	5,490,890
Morgan Stanley Sr. Nt. 2.45% due 2/1/2019	1,000,000	1,018,019
2.65% due 1/27/2020	1,355,000	1,384,624
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	500,000	544,097
S&P Global, Inc. 2.50% due 8/15/2018	895,000	909,130
Societe Generale S.A. 2.75% due 10/12/2017(1)	500,000	506,225
The Bear Stearns Companies LLC 7.25% due 2/1/2018	2,500,000	2,684,750
The Goldman Sachs Group, Inc. Sr. Nt. 2.241% due 11/15/2021(2)	1,500,000	1,492,890
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	1,000,000	1,000,332
Total System Services, Inc. Sr. Nt. 2.375% due 6/1/2018	2,500,000	2,520,457
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	1,250,000	1,252,487

XLIT Ltd. 2.30% due 12/15/2018(1)	750,000	758,914
		44,199,506
Health Care — 6.1%
AbbVie, Inc. Sr. Nt. 2.00% due 11/6/2018	2,500,000	2,525,605

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Actavis Funding SCS 2.35% due 3/12/2018(1)	$2,200,000	$2,222,684
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	1,500,000	1,506,828
Celgene Corp. Sr. Nt. 2.125% due 8/15/2018	1,200,000	1,212,822
Gilead Sciences, Inc. Sr. Nt. 1.85% due 9/4/2018	2,000,000	2,020,666
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	750,000	762,587
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(1)	850,000	848,938
Mylan N.V. 2.50% due 6/7/2019(3)	1,500,000	1,513,321
Mylan, Inc. 1.35% due 11/29/2016(1)	750,000	750,380
Shire Acquisitions Investments Ireland DAC 1.90% due 9/23/2019	2,000,000	1,998,974
St. Jude Medical, Inc. Sr. Nt. 2.00% due 9/15/2018	2,000,000	2,021,042
		17,383,847
Industrials — 3.2%
AECOM Global II LLC 3.85% due 4/1/2017(1)	500,000	502,289
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	1,500,000	1,514,481
CNH Industrial Capital LLC 3.25% due 2/1/2017(1)	500,000	501,875
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	1,000,000	1,005,686
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	1,500,000	1,501,026
L-3 Communications Corp. 3.95% due 11/15/2016	200,000	200,652
Molson Coors Brewing Co. 1.45% due 7/15/2019	1,250,000	1,246,376
Pentair Finance S.A. 1.875% due 9/15/2017(1)	500,000	501,156
SBA Tower Trust 2.24% due 4/15/2043(3)	1,450,000	1,454,433
2.933% due 12/15/2042(1)(3)	500,000	502,777
		8,930,751
Information Technology — 2.3%
Diamond 1 Finance Corp. Sr. Sec. Nt. 3.48% due 6/1/2019(3)	1,250,000	1,285,588
Fidelity National Information Services, Inc. 1.45% due 6/5/2017	1,750,000	1,750,581
Hewlett Packard Enterprise Co. Sr. Nt. 2.45% due 10/5/2017(3)	2,500,000	2,520,025
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	1,000,000	1,006,780
		6,562,974

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Materials — 0.3%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	$500,000	$532,400
Teck Resources Ltd. 2.50% due 2/1/2018(1)	150,000	147,188
		679,588
Real Estate Investment Trusts — 0.7%
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	560,000	579,742
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	750,000	754,453
Welltower, Inc. Sr. Nt. 6.125% due 4/15/2020	655,000	741,963
		2,076,158
Telecommunication Services — 2.3%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	2,690,000	2,789,974
AT&T, Inc. Sr. Nt. 2.40% due 3/15/2017	1,950,000	1,961,378
Juniper Networks, Inc. Sr. Nt. 3.125% due 2/26/2019	1,650,000	1,694,047
		6,445,399
Utilities — 2.1%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	500,000	503,000
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017(1)	300,000	300,566
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017(1)	500,000	519,262
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	15,000	15,019
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	1,250,000	1,250,941
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	1,100,000	1,112,800
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	1,000,000	1,001,813
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	1,250,000	1,257,951
		5,961,352
Total Corporate Bonds (Cost $130,106,621)		130,783,572

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 4.9%
Banc of America Funding Trust 2005-D A1 2.997% due 5/25/2035(1)(2)	$568,477	$580,228
Banc of America Mortgage Securities Trust 2003-J 2A2 3.043% due 11/25/2033(1)(2)	481,301	480,160
Bear Stearns ALT-A Trust 2003-3 2A 3.057% due 10/25/2033(1)(2)	843,252	837,502
2004-6 1A 1.165% due 7/25/2034(1)(2)	392,567	385,950
Chase Mortgage Finance Trust 2007-A1 2A1 3.093% due 2/25/2037(1)(2)	143,885	143,639
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	13,956	14,419
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018(1)	19,205	19,184
2003-8 2A1 5.00% due 4/25/2018(1)	13,997	14,166
2004-5 5A1 5.00% due 8/25/2019	69,391	70,072
2004-AR7 4A1 2.977% due 11/25/2034(1)(2)	847,576	857,122
Fannie Mae Connecticut Avenue Securities 2015-C01 1M1 2.025% due 2/25/2025(2)	786,371	787,392
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M2 2.925% due 10/25/2024(2)	485,288	487,778
GSR Mortgage Loan Trust 2005-AR6 1A1 3.007% due 9/25/2035(1)(2)	518,394	529,040
JP Morgan Mortgage Trust 2016-3 1A3 3.50% due 10/25/2046(2)(3)	2,000,000	2,060,600
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	11,741	12,016
2004-S2 1A3 4.75% due 11/25/2019(1)	29,418	29,892
2005-A1 3A1 3.066% due 2/25/2035(1)(2)	165,060	167,108
2006-A2 5A1 2.869% due 11/25/2033(1)(2)	216,424	220,821
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.97% due 4/21/2034(1)(2)	296,444	303,024
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	23,525	24,247
Merrill Lynch Mortgage Investors Trust 2004-B A1 1.025% due 5/25/2029(1)(2)	462,065	449,518
2005-A2 A2 2.652% due 2/25/2035(1)(2)	694,723	694,489
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	17,084	17,189
2005-6AR 1A1 0.805% due 11/25/2035(1)(2)	367,487	359,041

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	$109,610	$109,051
2004-2 A2 4.75% due 11/25/2019(1)	44,296	44,378
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	289,174	285,638
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	21,410	21,608
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.949% due 6/25/2034(1)(2)	467,470	464,562
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	135,215	136,811
2003-34A 3A2 2.95% due 11/25/2033(1)(2)	635,029	621,100
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	4,501	4,575
2004-3 3A1 5.50% due 3/25/2019(1)	32,700	33,155
Thornburg Mortgage Securities Trust 2004-3 A 1.265% due 9/25/2044(1)(2)	702,796	642,805
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.958% due 10/25/2033(1)(2)	47,090	47,294
2003-N 2A1 2.725% due 12/25/2033(1)(2)	102,967	102,440
2004-M A7 3.003% due 8/25/2034(1)(2)	313,185	319,712
2004-O A1 2.992% due 8/25/2034(1)(2)	161,470	163,648
2004-Z 2A2 2.855% due 12/25/2034(1)(2)	143,768	146,235
2005-AR12 2A5 2.953% due 6/25/2035(1)(2)	323,627	331,132
2005-AR12 2A6 2.953% due 6/25/2035(1)(2)	277,328	283,759
2005-AR16 3A2 3.039% due 3/25/2035(1)(2)	573,053	574,599
Total Non-Agency Mortgage-Backed Securities (Cost $13,900,465)		13,877,099

	Principal Amount	Value
U.S. Government Securities — 5.7%
U.S. Treasury Notes
0.50% due 11/30/2016(1)	4,300,000	4,302,111
0.75% due 1/15/2017(1)	3,715,000	3,719,506
0.875% due 7/15/2017(1)	8,200,000	8,216,015
Total U.S. Government Securities (Cost $16,230,979)		16,237,632

	Shares	Value
Short-Term Investments — 5.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%(4)	14,374,260	14,374,260
Total Short-Term Investments (Cost $14,374,260)		14,374,260
Total Investments — 98.8% (Cost $280,312,428)		$279,872,753
Other Assets, Net — 1.2%		3,412,450
Total Net Assets — 100.0%		$283,285,203

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2016.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $26,194,248, representing 9.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The rate disclosed is the 7 day net yield as of September 30, 2016.

The table below presents futures contracts as of September 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	446	12/30/2016	$97,437	$(11,673)

The table below presents futures contracts as of September 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Sold Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	12	12/30/2016	$1,458	$(2,385)
U.S. Long Bond	Goldman Sachs & Co.	3	12/20/2016	505	8,297

Total					$5,912

The table below presents credit default swap contracts as of September 30, 2016:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Receives Fixed Rate	Expiration Date	Value	Unamortized Upfront Premiums Paid	Unrealized Appreciation
Protection Sold
CDX North America High Yield Series 26 Index	Goldman Sachs & Co.	USD	6,000	5.00%	06/20/2021	$304,584	$279,668	$24,916
CDX North America Investment Grade Series 26 Index	Goldman Sachs & Co.	USD	14,000	1.00%	06/20/2021	198,577	180,581	17,996

Total						$503,161	$460,249	$42,912

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$9,280,737	$—	$9,280,737
Asset-Backed Securities	—	55,660,631	—	55,660,631
Senior Secured Loans	—	9,432,731	—	9,432,731
Commercial Mortgage-Backed Securities	—	30,226,091	—	30,226,091
Corporate Bonds	—	130,783,572	—	130,783,572
Non-Agency Mortgage-Backed Securities	—	13,877,099	—	13,877,099
U.S. Government Securities	—	16,237,632	—	16,237,632
Short-Term Investments	—	14,374,260	—	14,374,260
Other Financial Instruments:
Financial Futures Contracts	(5,761)	—	—	(5,761)
Credit Default Swaps	—	503,161	—	503,161

Total	$(5,761)	$280,375,914	$—	$280,370,153

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans — 24.3%
Automotive — 1.3%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	$496,250	$497,183
		497,183
Building Materials — 1.5%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	600,000	600,252
		600,252
Cable Satellite — 1.5%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	584,907	584,907
		584,907
Consumer Cyclical Services — 1.4%
Aspen Merger Sub, Inc. 1st Lien Term Loan 5.25% due 9/21/2023(1)	550,000	553,206
		553,206
Food And Beverage — 1.3%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	500,000	502,500
		502,500
Gaming — 1.2%
Caesars Entertainment Resort Properties LLC Term Loan B 7.00% due 10/11/2020(1)	496,173	494,625
		494,625
Health Care — 1.6%
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	650,000	649,597
		649,597
Independent Energy — 1.6%
Chesapeake Energy Corp. Term Loan 8.50% due 8/23/2021(1)	600,000	629,436
		629,436
Industrial - Other — 1.2%
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	483,511	475,818
		475,818
Media - Entertainment — 1.2%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	468,682	461,651
		461,651

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Packaging — 1.7%
Reynolds Group Holdings, Inc. 2016 USD Term Loan 4.25% due 2/5/2023(1)	$670,000	$671,883
		671,883
Pharmaceuticals — 1.0%
PCI Pharma Services 2nd Lien Term Loan 9.75% due 6/24/2024(1)	400,000	392,000
		392,000
Restaurants — 2.8%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	587,637	591,492
Landry’s, Inc. 2016 Term Loan B 4.00% due 9/13/2023(1)	500,000	502,290
		1,093,782
Retailers — 2.6%
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(1)	600,000	598,128
Petco Animal Supplies, Inc. 2016 Term Loan B2 5.00% due 1/26/2023(1)	447,750	452,156
		1,050,284
Technology — 2.4%
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	485,366	357,555
DTI Holdco, Inc. 2016 Term Loan B 6.25% due 9/21/2023(1)	600,000	594,498
		952,053
Total Senior Secured Loans (Cost $9,647,304)		9,609,177

	Principal Amount	Value
Corporate Bonds — 71.7%
Aerospace & Defense — 2.4%
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	500,000	536,540
TransDigm, Inc. 6.375% due 6/15/2026(2)(3)	400,000	413,000
		949,540
Building Materials — 2.8%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)(3)	500,000	573,750
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)(3)	500,000	543,750
		1,117,500
Cable Satellite — 3.9%
CSC Holdings LLC 5.50% due 4/15/2027(2)(3)	500,000	511,250
DigitalGlobe, Inc. 5.25% due 2/1/2021(2)(3)	400,000	397,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Hughes Satellite Systems Corp. Sr. Nt. 6.625% due 8/1/2026(2)(3)	$330,000	$318,450
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	950,000	320,625
		1,547,325
Construction Machinery — 0.8%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)(3)	500,000	323,750
		323,750
Consumer Cyclical Services — 1.2%
Manitowoc Foodservice, Inc. Sr. Nt. 9.50% due 2/15/2024	400,000	458,000
		458,000
Consumer Products — 2.2%
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)(3)	500,000	515,310
NBTY, Inc. Sr. Nt. 7.625% due 5/15/2021(2)(3)	330,000	337,366
		852,676
Diversified Manufacturing — 1.0%
Apex Tool Group LLC 7.00% due 2/1/2021(2)(3)	400,000	382,500
		382,500
Electric — 1.2%
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	600,000	474,000
		474,000
Food And Beverage — 6.2%
Aramark Services, Inc. 5.125% due 1/15/2024	600,000	624,000
Cott Beverages, Inc. 6.75% due 1/1/2020	500,000	521,250
Dean Foods Co. 6.50% due 3/15/2023(2)(3)	500,000	533,250
Post Holdings, Inc. 5.00% due 8/15/2026(2)	225,000	223,875
Simmons Foods, Inc. Sec. Nt. 7.875% due 10/1/2021(2)(3)	357,000	356,107
US Foods, Inc. 5.875% due 6/15/2024(2)	170,000	176,375
		2,434,857
Gaming — 4.1%
Boyd Gaming Corp. 6.375% due 4/1/2026(2)	400,000	429,000
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)	400,000	420,000
Pinnacle Entertainment, Inc. Sr. Nt. 5.625% due 5/1/2024(2)	330,000	331,650

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Scientific Games International, Inc. 6.625% due 5/15/2021	$600,000	$456,000
		1,636,650
Government Related — 1.8%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)(3)	750,000	731,250
		731,250
Healthcare — 9.3%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(4)	400,000	400,000
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	500,000	441,250
Double Eagle Acquisition Sub, Inc. Sr. Nt. 7.50% due 10/1/2024(2)	170,000	172,975
Kindred Healthcare, Inc. 8.00% due 1/15/2020(3)	500,000	508,750
Kinetic Concepts, Inc. Sec. Nt. 9.625% due 10/1/2021(2)(3)	500,000	500,000
RegionalCare Hospital Partners Holdings, Inc. Sr. Sec. Nt. 8.25% due 5/1/2023(2)	170,000	175,525
Surgery Center Holdings, Inc. 8.875% due 4/15/2021(2)	400,000	427,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	500,000	500,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	600,000	571,500
		3,697,000
Home Construction — 2.8%
WCI Communities, Inc. 6.875% due 8/15/2021	500,000	530,000
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	600,000	581,250
		1,111,250
Independent Energy — 2.1%
Canadian Natural Resources Ltd. Sr. Nt. 6.45% due 6/30/2033	500,000	565,204
Sanchez Energy Corp. 6.125% due 1/15/2023	345,000	276,863
		842,067
Media - Entertainment — 1.9%
AMC Networks, Inc. 5.00% due 4/1/2024	230,000	231,438
Tribune Media Co. 5.875% due 7/15/2022	500,000	505,937
		737,375
Metals And Mining — 1.9%
Freeport-McMoRan, Inc. 2.375% due 3/15/2018	400,000	394,000
Teck Resources Ltd. 8.00% due 6/1/2021(2)	330,000	358,875
		752,875

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Packaging — 1.8%
Ardagh Packaging Finance PLC 7.25% due 5/15/2024(2)	$170,000	$181,050
Berry Plastics Corp. Sec. Nt. 6.00% due 10/15/2022	500,000	527,500
		708,550
Paper — 0.8%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	600,000	315,750
		315,750
Pharmaceuticals — 1.1%
Valeant Pharmaceuticals International, Inc. 5.875% due 5/15/2023(2)	500,000	431,250
		431,250
Refining — 1.5%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	750,000	605,625
		605,625
Restaurants — 1.2%
Yum! Brands, Inc. Sr. Nt. 5.35% due 11/1/2043	550,000	474,375
		474,375
Retailers — 7.0%
Asbury Automotive Group, Inc. 6.00% due 12/15/2024	500,000	515,000
Hanesbrands, Inc. 4.625% due 5/15/2024(2)	400,000	410,500
Jo-Ann Stores Holdings, Inc. Sr. Nt. 9.75% due 10/15/2019(2)(4)	500,000	487,500
Neiman Marcus Group Ltd. LLC 8.00% due 10/15/2021(2)	500,000	417,500
Party City Holdings, Inc. 6.125% due 8/15/2023(2)	400,000	426,500
PetSmart, Inc. Sr. Nt. 7.125% due 3/15/2023(2)(3)	500,000	523,750
		2,780,750
Supermarkets — 2.9%
Albertsons Cos. LLC
Sr. Nt.
5.75% due 3/15/2025(2)	300,000	299,250
6.625% due 6/15/2024(2)	400,000	416,000
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	500,000	450,000
		1,165,250
Technology — 2.3%
Diamond 1 Finance Corp. 7.125% due 6/15/2024(2)(3)	330,000	362,950
First Data Corp. 7.00% due 12/1/2023(2)	500,000	528,750
		891,700

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD VIP SERIES

September 30, 2016 (unaudited)	Principal Amount	Value
Transportation Services — 1.9%
Avis Budget Car Rental LLC 6.375% due 4/1/2024(2)	$400,000	$408,000
XPO Logistics, Inc. 6.125% due 9/1/2023(2)	330,000	338,250
		746,250
Wireless — 1.5%
Sprint Corp. 7.125% due 6/15/2024	600,000	585,000
		585,000
Wirelines — 4.1%
EarthLink Holdings Corp.
Sr. Sec. Nt.
7.375% due 6/1/2020	250,000	262,812
8.875% due 5/15/2019	171,000	175,275
Frontier Communications Corp. Sr. Nt. 10.50% due 9/15/2022	500,000	530,000
Windstream Services LLC 6.375% due 8/1/2023	700,000	635,250
		1,603,337
Total Corporate Bonds (Cost $28,816,656)		28,356,452

	Shares	Value
Common Stocks — 1.2%
Consumer Cyclical — 0 0.3%
Gray Television, Inc.(5)	13,000	134,680
		134,680
Health Care — 0.4%
Acadia Healthcare Co., Inc.(5)	2,850	141,218
		141,218
Media — 0.5%
Viacom, Inc., Class B	5,750	219,075
		219,075
Total Common Stocks (Cost $531,645)		494,973

	Shares	Value
Short-Term Investments — 8.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%(6)	3,231,348	3,231,348
Total Short-Term Investments (Cost $3,231,348)		3,231,348
Total Investments — 105.4% (Cost $42,226,953)		41,691,950
Other Liabilities, Net — (5.4)%		(2,154,393)
Total Net Assets — 100.0%		$39,537,557

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD VIP SERIES

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2016.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $16,792,298, representing 42.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2016, interest payments had been made in cash.
(5)	Non-income producing security.
(6)	The rate disclosed is the 7 day net yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD VIP SERIES

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$9,609,177	$—	$9,609,177
Corporate Bonds	—	28,356,452	—	28,356,452
Common Stocks	494,973	—	—	494,973
Short-Term Investments	—	3,231,348	—	3,231,348

Total	$494,973	$41,196,977	$—	$41,691,950

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 99.2%
Advertising Agencies — 0.3%
Nielsen Holdings PLC	2,079	$111,372
Omnicom Group, Inc.	1,463	124,355
The Interpublic Group of Companies, Inc.	2,479	55,406
		291,133
Aerospace — 2.0%
General Dynamics Corp.	1,776	275,564
L-3 Communications Holdings, Inc.	478	72,049
Lockheed Martin Corp.	1,562	374,443
Northrop Grumman Corp.	1,106	236,629
Raytheon Co.	1,826	248,574
Rockwell Collins, Inc.	804	67,809
Textron, Inc.	1,668	66,303
The Boeing Co.	3,591	473,078
TransDigm Group, Inc.(1)	310	89,627
United Technologies Corp.	4,817	489,407
		2,393,483
Air Transport — 0.7%
Alaska Air Group, Inc.	761	50,119
American Airlines Group, Inc.	3,279	120,044
Delta Air Lines, Inc.	4,634	182,394
FedEx Corp.	1,512	264,116
Southwest Airlines Co.	3,838	149,260
United Continental Holdings, Inc.(1)	1,816	95,286
		861,219
Aluminum — 0.1%
Alcoa, Inc.	8,140	82,540
		82,540
Asset Management & Custodian — 0.7%
Affiliated Managers Group, Inc.(1)	333	48,185
BlackRock, Inc.	755	273,657
Franklin Resources, Inc.	2,175	77,365
Invesco Ltd.	2,536	79,301
Legg Mason, Inc.	571	19,117
Northern Trust Corp.	1,319	89,679
State Street Corp.	2,269	157,990
T. Rowe Price Group, Inc.	1,538	102,277
		847,571
Auto Parts — 0.3%
BorgWarner, Inc.	1,247	43,870
Delphi Automotive PLC	1,688	120,388
Genuine Parts Co.	921	92,514
LKQ Corp.(1)	1,900	67,374
		324,146
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.	1,624	52,455
		52,455
Automobiles — 0.5%
Ford Motor Co.	24,150	291,490
General Motors Co.	8,796	279,449
		570,939
Back Office Support, HR and Consulting — 0.8%
Accenture PLC, Class A	3,853	470,721
Automatic Data Processing, Inc.	2,823	248,989
Paychex, Inc.	1,986	114,930
Robert Half International, Inc.	806	30,515

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Verisk Analytics, Inc.(1)	972	$79,004
		944,159
Banks: Diversified — 3.3%
Bank of America Corp.(2)	63,151	988,313
BB&T Corp.	5,040	190,109
Citizens Financial Group, Inc.	3,215	79,443
Comerica, Inc.	1,076	50,916
Fifth Third Bancorp	4,743	97,042
Huntington Bancshares, Inc.	6,718	66,239
KeyCorp	6,697	81,503
M&T Bank Corp.	970	112,617
Regions Financial Corp.	7,768	76,670
SunTrust Banks, Inc.	3,103	135,911
The PNC Financial Services Group, Inc.	3,041	273,964
U.S. Bancorp	9,957	427,056
Wells Fargo & Co.	28,101	1,244,312
Zions Bancorporation	1,269	39,364
		3,863,459
Banks: Savings, Thrift & Mortgage Lending — 0.0%
People’s United Financial, Inc.	1,924	30,438
		30,438
Beverage: Brewers & Distillers — 0.3%
Brown-Forman Corp., Class B	1,129	53,560
Constellation Brands, Inc., Class A	1,097	182,639
Molson Coors Brewing Co., Class B	1,140	125,172
		361,371
Beverage: Soft Drinks — 1.9%
Dr. Pepper Snapple Group, Inc.	1,147	104,733
Monster Beverage Corp.(1)	836	122,733
PepsiCo, Inc.	8,906	968,706
The Coca-Cola Co.	24,038	1,017,288
		2,213,460
Biotechnology — 2.3%
AbbVie, Inc.	10,078	635,620
Alexion Pharmaceuticals, Inc.(1)	1,388	170,086
Amgen, Inc.	4,631	772,497
Biogen, Inc.(1)	1,356	424,469
Celgene Corp.(1)	4,797	501,430
Regeneron Pharmaceuticals, Inc.(1)	467	187,743
		2,691,845
Building Materials — 0.3%
Acuity Brands, Inc.	271	71,707
Martin Marietta Materials, Inc.	393	70,390
Masco Corp.	2,043	70,095
Vulcan Materials Co.	823	93,600
		305,792
Building: Climate Control — 0.1%
Ingersoll-Rand PLC	1,597	108,500
		108,500
Cable Television Services — 1.2%
Charter Communications, Inc., Class A(1)	1,341	362,030
Comcast Corp., Class A	14,867	986,277
Scripps Networks Interactive, Inc., Class A	589	37,395
		1,385,702
Chemicals: Diversified — 0.9%
Albemarle Corp.	695	59,416
E.I. du Pont de Nemours & Co.	5,410	362,308
Eastman Chemical Co.	914	61,859

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Ecolab, Inc.	1,624	$197,673
FMC Corp.	828	40,025
The Dow Chemical Co.	6,973	361,411
		1,082,692
Chemicals: Specialty — 0.6%
Air Products & Chemicals, Inc.	1,340	201,456
International Flavors & Fragrances, Inc.	492	70,341
LyondellBasell Industries N.V., Class A	2,109	170,112
Praxair, Inc.	1,765	213,265
		655,174
Commercial Services: Rental & Leasing — 0.1%
Ryder System, Inc.	331	21,829
United Rentals, Inc.(1)	534	41,914
		63,743
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,170	127,553
		127,553
Communications Technology — 1.5%
Cisco Systems, Inc.	31,126	987,317
Harris Corp.	768	70,356
Juniper Networks, Inc.	2,370	57,022
QUALCOMM, Inc.	9,119	624,652
		1,739,347
Computer Services, Software & Systems — 8.8%
Adobe Systems, Inc.(1)	3,084	334,737
Akamai Technologies, Inc.(1)	1,081	57,282
Alphabet, Inc., Class A(1)	1,824	1,466,605
Alphabet, Inc., Class C(1)	1,828	1,420,886
Autodesk, Inc.(1)	1,208	87,375
CA, Inc.	1,945	64,341
Citrix Systems, Inc.(1)	964	82,152
Cognizant Technology Solutions Corp., Class A(1)	3,756	179,199
CSRA, Inc.	901	24,237
F5 Networks, Inc.(1)	409	50,978
Facebook, Inc., Class A(1)	14,376	1,844,010
Hewlett Packard Enterprise Co.	10,283	233,938
Intuit, Inc.	1,517	166,885
Microsoft Corp.(2)	48,224	2,777,702
Oracle Corp.	18,625	731,590
Red Hat, Inc.(1)	1,120	90,530
Salesforce.com, Inc.(1)	3,985	284,250
Symantec Corp.	3,810	95,631
Teradata Corp.(1)	807	25,017
VeriSign, Inc.(1)	575	44,988
Yahoo!, Inc.(1)	5,419	233,559
		10,295,892
Computer Technology — 4.3%
Apple, Inc.(2)	33,346	3,769,765
HP, Inc.	10,588	164,432
International Business Machines Corp.(2)	5,383	855,090
NetApp, Inc.	1,725	61,789
Seagate Technology PLC	1,848	71,240
Western Digital Corp.	1,759	102,849
		5,025,165
Consumer Electronics — 0.1%
Garmin Ltd.	713	34,303
Harman International Industries, Inc.	432	36,482
		70,785

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Consumer Lending — 0.0%
Navient Corp.	1,962	$28,390
		28,390
Consumer Services: Miscellaneous — 0.2%
eBay, Inc.(1)	6,498	213,784
H & R Block, Inc.	1,356	31,392
		245,176
Containers & Packaging — 0.2%
Ball Corp.	1,078	88,342
Owens-Illinois, Inc.(1)	1,003	18,445
Sealed Air Corp.	1,217	55,763
WestRock Co.	1,556	75,435
		237,985
Copper — 0.1%
Freeport-McMoRan, Inc.	7,562	82,123
		82,123
Cosmetics — 0.1%
The Estee Lauder Companies, Inc., Class A	1,367	121,062
		121,062
Diversified Financial Services — 3.1%
Ameriprise Financial, Inc.	999	99,670
Capital One Financial Corp.	3,132	224,972
Citigroup, Inc.	17,980	849,195
JPMorgan Chase & Co.(2)	22,353	1,488,486
Leucadia National Corp.	2,007	38,213
Morgan Stanley	9,110	292,067
The Bank of New York Mellon Corp.	6,607	263,487
The Goldman Sachs Group, Inc.	2,333	376,243
		3,632,333
Diversified Manufacturing Operations — 2.9%
3M Co.	3,741	659,276
Dover Corp.	961	70,768
Eaton Corp. PLC	2,814	184,908
Fortive Corp.	1,861	94,725
General Electric Co.(2)	55,456	1,642,607
Honeywell International, Inc.	4,709	549,022
Illinois Tool Works, Inc.	1,977	236,924
		3,438,230
Diversified Media — 0.6%
Discovery Communications, Inc., Class A(1)	934	25,143
Discovery Communications, Inc., Class C(1)	1,388	36,518
News Corp., Class A	2,355	32,923
News Corp., Class B	742	10,551
Time Warner, Inc.	4,814	383,243
Twenty-First Century Fox, Inc., Class A	6,585	159,489
Twenty-First Century Fox, Inc., Class B	3,015	74,591
		722,458
Diversified Retail — 3.2%
Amazon.com, Inc.(1)	2,435	2,038,850
Costco Wholesale Corp.	2,711	413,455
Dollar General Corp.	1,605	112,334
Dollar Tree, Inc.(1)	1,460	115,238
Kohl’s Corp.	1,111	48,606
Macy’s, Inc.	1,909	70,728
Nordstrom, Inc.	719	37,302
Target Corp.	3,557	244,295
Wal-Mart Stores, Inc.	9,380	676,485
		3,757,293

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Drug & Grocery Store Chains — 1.1%
CVS Health Corp.	6,599	$587,245
The Kroger Co.	5,873	174,311
Walgreens Boots Alliance, Inc.	5,291	426,560
Whole Foods Market, Inc.	1,973	55,935
		1,244,051
Electronic Components — 0.4%
Amphenol Corp., Class A	1,910	123,997
Corning, Inc.	6,417	151,762
TE Connectivity Ltd.	2,200	141,636
		417,395
Electronic Entertainment — 0.3%
Activision Blizzard, Inc.	4,222	187,035
Electronic Arts, Inc.(1)	1,861	158,929
		345,964
Energy Equipment — 0.0%
First Solar, Inc.(1)	475	18,758
		18,758
Engineering & Contracting Services — 0.1%
Fluor Corp.	862	44,238
Jacobs Engineering Group, Inc.(1)	751	38,842
Quanta Services, Inc.(1)	935	26,170
		109,250
Entertainment — 0.8%
The Walt Disney Co.	9,150	849,669
Viacom, Inc., Class B	2,149	81,877
		931,546
Environmental, Maintenance And Security Services — 0.1%
Cintas Corp.	529	59,565
Stericycle, Inc.(1)	527	42,234
		101,799
Fertilizers — 0.3%
CF Industries Holdings, Inc.	1,443	35,137
Monsanto Co.	2,708	276,758
The Mosaic Co.	2,168	53,029
		364,924
Financial Data & Systems — 2.9%
Alliance Data Systems Corp.(1)	362	77,660
American Express Co.	4,802	307,520
Discover Financial Services	2,498	141,262
Equifax, Inc.	739	99,455
Fidelity National Information Services, Inc.	2,029	156,294
Fiserv, Inc.(1)	1,360	135,279
Global Payments, Inc.	951	72,999
MasterCard, Inc., Class A	5,934	603,903
Moody’s Corp.	1,035	112,070
PayPal Holdings, Inc.(1)	6,946	284,578
S&P Global, Inc.	1,634	206,799
Synchrony Financial	4,902	137,256
The Dun & Bradstreet Corp.	225	30,739
The Western Union Co.	3,019	62,855
Total System Services, Inc.	1,024	48,281
Visa, Inc., Class A	11,674	965,440
		3,442,390
Foods — 1.7%
Campbell Soup Co.	1,203	65,804
ConAgra Foods, Inc.	2,579	121,497

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
General Mills, Inc.	3,694	$235,973
Hormel Foods Corp.	1,673	63,457
Kellogg Co.	1,560	120,853
McCormick & Co., Inc.	712	71,143
Mead Johnson Nutrition Co.	1,143	90,309
Mondelez International, Inc., Class A	9,626	422,581
Sysco Corp.	3,161	154,921
The Hershey Co.	869	83,076
The JM Smucker Co.	721	97,724
The Kraft Heinz Co.	3,687	330,023
Tyson Foods, Inc., Class A	1,841	137,468
		1,994,829
Fruit & Grain Processing — 0.1%
Archer-Daniels-Midland Co.	3,601	151,854
		151,854
Gas Pipeline — 0.4%
Kinder Morgan, Inc.	11,881	274,808
Spectra Energy Corp.	4,338	185,449
		460,257
Gold — 0.1%
Newmont Mining Corp.	3,284	129,028
		129,028
Health Care Facilities — 0.2%
DaVita, Inc.(1)	1,025	67,722
HCA Holdings, Inc.(1)	1,827	138,176
Universal Health Services, Inc., Class B	557	68,633
		274,531
Health Care Management Services — 1.5%
Aetna, Inc.	2,171	250,642
Anthem, Inc.	1,628	204,005
Centene Corp.(1)	1,056	70,710
CIGNA Corp.	1,588	206,948
Humana, Inc.	922	163,092
UnitedHealth Group, Inc.	5,893	825,020
		1,720,417
Health Care Services — 0.5%
Cerner Corp.(1)	1,860	114,855
Express Scripts Holding Co.(1)	3,900	275,067
McKesson Corp.	1,396	232,783
		622,705
Home Building — 0.1%
D.R. Horton, Inc.	2,097	63,329
Lennar Corp., Class A	1,163	49,241
PulteGroup, Inc.	1,914	38,357
		150,927
Hotel/Motel — 0.2%
Marriott International, Inc., Class A	1,988	133,866
Wyndham Worldwide Corp.	679	45,717
Wynn Resorts Ltd.	491	47,833
		227,416
Household Appliances — 0.1%
Whirlpool Corp.	466	75,567
		75,567
Household Equipment & Products — 0.1%
Newell Brands, Inc.	2,984	157,137
		157,137

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Household Furnishings — 0.1%
Fortune Brands Home & Security, Inc.	953	$55,369
Leggett & Platt, Inc.	827	37,695
Mohawk Industries, Inc.(1)	391	78,333
		171,397
Insurance: Life — 0.6%
Aflac, Inc.	2,534	182,119
Lincoln National Corp.	1,441	67,698
Principal Financial Group, Inc.	1,655	85,249
Prudential Financial, Inc.	2,704	220,782
Torchmark Corp.	689	44,020
Unum Group	1,452	51,270
		651,138
Insurance: Multi-Line — 2.7%
American International Group, Inc.	6,295	373,545
Aon PLC	1,644	184,934
Arthur J Gallagher & Co.	1,096	55,754
Assurant, Inc.	373	34,409
Berkshire Hathaway, Inc., Class B(1)	11,749	1,697,378
Loews Corp.	1,711	70,408
Marsh & McLennan Companies, Inc.	3,207	215,671
MetLife, Inc.	6,801	302,168
The Hartford Financial Services Group, Inc.	2,389	102,297
Willis Towers Watson PLC	803	106,614
		3,143,178
Insurance: Property - Casualty — 0.8%
Chubb Ltd.	2,878	361,621
Cincinnati Financial Corp.	927	69,914
The Allstate Corp.	2,299	159,045
The Progressive Corp.	3,602	113,463
The Travelers Companies, Inc.	1,784	204,357
XL Group Ltd.	1,701	57,205
		965,605
Leisure Time — 0.7%
Carnival Corp.	2,678	130,740
Expedia, Inc.	746	87,073
Royal Caribbean Cruises Ltd.	1,039	77,873
The Priceline Group, Inc.(1)	307	451,748
TripAdvisor, Inc.(1)	707	44,668
		792,102
Luxury Items — 0.1%
Signet Jewelers Ltd.	467	34,805
Tiffany & Co.	665	48,299
		83,104
Machinery: Agricultural — 0.1%
Deere & Co.	1,790	152,776
		152,776
Machinery: Construction & Handling — 0.3%
Caterpillar, Inc.	3,615	320,904
		320,904
Machinery: Engines — 0.1%
Cummins, Inc.	961	123,152
		123,152
Machinery: Tools — 0.1%
Snap-on, Inc.	360	54,706
Stanley Black & Decker, Inc.	931	114,494
		169,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies — 1.3%
Becton Dickinson and Co.	1,318	$236,884
Boston Scientific Corp.(1)	8,421	200,420
CR Bard, Inc.	455	102,047
DENTSPLY SIRONA, Inc.	1,442	85,698
Edwards Lifesciences Corp.(1)	1,318	158,898
Henry Schein, Inc.(1)	506	82,468
Patterson Companies, Inc.	516	23,705
St. Jude Medical, Inc.	1,763	140,617
Stryker Corp.	1,922	223,740
The Cooper Cos., Inc.	302	54,137
Zimmer Biomet Holdings, Inc.	1,238	160,965
		1,469,579
Medical Equipment — 1.9%
Agilent Technologies, Inc.	2,015	94,886
Baxter International, Inc.	3,030	144,228
Danaher Corp.	3,760	294,746
Hologic, Inc.(1)	1,717	66,671
Illumina, Inc.(1)	907	164,766
Intuitive Surgical, Inc.(1)	239	173,234
Medtronic PLC	8,552	738,893
PerkinElmer, Inc.	678	38,043
Thermo Fisher Scientific, Inc.	2,440	388,107
Varian Medical Systems, Inc.(1)	578	57,528
		2,161,102
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	633	87,025
Quest Diagnostics, Inc.	860	72,782
		159,807
Metal Fabricating — 0.1%
Fastenal Co.	1,788	74,703
		74,703
Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	550	42,784
Pitney Bowes, Inc.	1,149	20,866
Xerox Corp.	5,267	53,355
		117,005
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	399	7,026
Transocean Ltd.	2,125	22,653
		29,679
Oil Well Equipment & Services — 1.0%
Baker Hughes, Inc.	2,648	133,645
FMC Technologies, Inc.(1)	1,396	41,419
Halliburton Co.	5,329	239,165
Helmerich & Payne, Inc.	669	45,024
National Oilwell Varco, Inc.	2,337	85,861
Schlumberger Ltd.	8,606	676,776
		1,221,890
Oil: Crude Producers — 1.8%
Anadarko Petroleum Corp.	3,159	200,154
Apache Corp.	2,348	149,967
Cabot Oil & Gas Corp.	2,879	74,278
Chesapeake Energy Corp.(1)	4,039	25,324
Cimarex Energy Co.	588	79,010
Concho Resources, Inc.(1)	880	120,868
Devon Energy Corp.	3,241	142,960
EOG Resources, Inc.	3,407	329,491
EQT Corp.	1,069	77,631

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Marathon Oil Corp.	5,244	$82,908
Murphy Oil Corp.	1,002	30,461
Newfield Exploration Co.(1)	1,229	53,412
Noble Energy, Inc.	2,659	95,033
Occidental Petroleum Corp.	4,728	344,766
Pioneer Natural Resources Co.	1,049	194,747
Range Resources Corp.	1,164	45,105
Southwestern Energy Co.(1)	3,053	42,253
		2,088,368
Oil: Integrated — 3.4%
Chevron Corp.	11,674	1,201,488
ConocoPhillips	7,665	333,198
Exxon Mobil Corp.(2)	25,662	2,239,779
Hess Corp.	1,666	89,331
The Williams Cos., Inc.	4,227	129,896
		3,993,692
Oil: Refining And Marketing — 0.5%
Marathon Petroleum Corp.	3,272	132,810
ONEOK, Inc.	1,302	66,910
Phillips 66	2,750	221,512
Tesoro Corp.	735	58,477
Valero Energy Corp.	2,855	151,315
		631,024
Paints & Coatings — 0.3%
PPG Industries, Inc.	1,648	170,337
The Sherwin-Williams Co.	496	137,224
		307,561
Paper — 0.1%
International Paper Co.	2,544	122,061
		122,061
Personal Care — 2.0%
Church & Dwight Co., Inc.	1,594	76,385
Colgate-Palmolive Co.	5,517	409,030
Kimberly-Clark Corp.	2,226	280,788
The Clorox Co.	801	100,269
The Procter & Gamble Co.	16,516	1,482,311
		2,348,783
Pharmaceuticals — 6.6%
Abbott Laboratories	9,097	384,712
Allergan PLC(1)	2,451	564,490
AmerisourceBergen Corp.	1,119	90,393
Bristol-Myers Squibb Co.	10,340	557,533
Cardinal Health, Inc.	1,971	153,147
Eli Lilly & Co.	6,012	482,523
Endo International PLC(1)	1,227	24,724
Gilead Sciences, Inc.	8,167	646,173
Johnson & Johnson(2)	16,931	2,000,059
Mallinckrodt PLC(1)	667	46,543
Merck & Co., Inc.	17,112	1,067,960
Mylan N.V.(1)	2,847	108,528
Perrigo Co. PLC	887	81,897
Pfizer, Inc.	37,537	1,271,378
Vertex Pharmaceuticals, Inc.(1)	1,534	133,780
Zoetis, Inc.	3,063	159,306
		7,773,146
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	344	77,345
		77,345

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Production Technology Equipment — 0.3%
Applied Materials, Inc.	6,689	$201,674
KLA-Tencor Corp.	965	67,270
Lam Research Corp.	992	93,952
		362,896
Radio & TV Broadcasters — 0.1%
CBS Corp., Class B	2,518	137,835
TEGNA, Inc.	1,326	28,987
		166,822
Railroads — 0.8%
CSX Corp.	5,854	178,547
Kansas City Southern	669	62,431
Norfolk Southern Corp.	1,817	176,358
Union Pacific Corp.	5,155	502,767
		920,103
Real Estate Investment Trusts — 3.0%
American Tower Corp.	2,633	298,398
Apartment Investment & Management Co., Class A	969	44,487
AvalonBay Communities, Inc.	850	151,164
Boston Properties, Inc.	951	129,612
Crown Castle International Corp.	2,089	196,805
Digital Realty Trust, Inc.	909	88,282
Equinix, Inc.	440	158,510
Equity Residential	2,262	145,514
Essex Property Trust, Inc.	405	90,194
Extra Space Storage, Inc.	778	61,781
Federal Realty Investment Trust	439	67,575
General Growth Properties, Inc.	3,613	99,719
HCP, Inc.	2,893	109,789
Host Hotels & Resorts, Inc.	4,595	71,544
Iron Mountain, Inc.	1,515	56,858
Kimco Realty Corp.	2,600	75,270
Prologis, Inc.	3,261	174,594
Public Storage	923	205,958
Realty Income Corp.	1,601	107,155
Simon Property Group, Inc.	1,945	402,634
SL Green Realty Corp.	621	67,130
The Macerich Co.	747	60,410
UDR, Inc.	1,653	59,492
Ventas, Inc.	2,175	153,620
Vornado Realty Trust	1,063	107,586
Welltower, Inc.	2,215	165,616
Weyerhaeuser Co.	4,633	147,978
		3,497,675
Real Estate Services — 0.0%
CBRE Group, Inc., Class A(1)	1,848	51,707
		51,707
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,107	58,217
		58,217
Restaurants — 1.2%
Chipotle Mexican Grill, Inc.(1)	180	76,230
Darden Restaurants, Inc.	781	47,891
McDonald’s Corp.	5,281	609,216
Starbucks Corp.	9,076	491,375
Yum! Brands, Inc.	2,292	208,136
		1,432,848
Scientific Instruments: Control & Filter — 0.7%
Allegion PLC	594	40,932
FLIR Systems, Inc.	849	26,676

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Flowserve Corp.	807	$38,930
Johnson Controls International PLC	5,841	271,782
Parker-Hannifin Corp.	828	103,939
Rockwell Automation, Inc.	801	97,994
Roper Technologies, Inc.	627	114,409
Waters Corp.(1)	499	79,086
		773,748
Scientific Instruments: Electrical — 0.2%
AMETEK, Inc.	1,438	68,707
Emerson Electric Co.	3,982	217,059
		285,766
Scientific Instruments: Gauges & Meters — 0.1%
Mettler-Toledo International, Inc.(1)	164	68,852
		68,852
Scientific Instruments: Pollution Control — 0.3%
Pentair PLC	1,032	66,296
Republic Services, Inc.	1,443	72,799
Waste Management, Inc.	2,518	160,548
Xylem, Inc.	1,108	58,114
		357,757
Securities Brokerage & Services — 0.6%
CME Group, Inc.	2,097	219,179
E*TRADE Financial Corp.(1)	1,693	49,300
Intercontinental Exchange, Inc.	738	198,788
Nasdaq, Inc.	706	47,683
The Charles Schwab Corp.	7,451	235,228
		750,178
Semiconductors & Components — 2.4%
Analog Devices, Inc.	1,902	122,584
Broadcom Ltd.	2,448	422,329
Intel Corp.	29,278	1,105,245
Linear Technology Corp.	1,483	87,927
Microchip Technology, Inc.	1,332	82,770
Micron Technology, Inc.(1)	6,426	114,254
NVIDIA Corp.	3,311	226,870
Qorvo, Inc.(1)	792	44,146
Skyworks Solutions, Inc.	1,161	88,399
Texas Instruments, Inc.	6,208	435,677
Xilinx, Inc.	1,569	85,259
		2,815,460
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	456	67,999
AutoNation, Inc.(1)	410	19,971
AutoZone, Inc.(1)	180	138,301
Bed, Bath & Beyond, Inc.	956	41,213
Best Buy Co., Inc.	1,708	65,211
CarMax, Inc.(1)	1,185	63,220
Foot Locker, Inc.	837	56,682
L Brands, Inc.	1,486	105,164
Lowe’s Companies, Inc.	5,413	390,873
Netflix, Inc.(1)	2,653	261,453
O’Reilly Automotive, Inc.(1)	588	164,705
Ross Stores, Inc.	2,455	157,856
Staples, Inc.	4,025	34,414
The Gap, Inc.	1,356	30,157
The Home Depot, Inc.	7,646	983,887
The TJX Companies, Inc.	4,064	303,906
Tractor Supply Co.	827	55,698
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	363	86,387

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
Urban Outfitters, Inc.(1)	551	$19,021
		3,046,118
Steel — 0.1%
Nucor Corp.	1,970	97,417
		97,417
Telecommunications Equipment — 0.1%
Motorola Solutions, Inc.	1,032	78,721
		78,721
Textiles, Apparel & Shoes — 0.8%
Coach, Inc.	1,726	63,103
Hanesbrands, Inc.	2,338	59,034
Michael Kors Holdings Ltd.(1)	1,046	48,942
NIKE, Inc., Class B	8,344	439,312
PVH Corp.	496	54,808
Ralph Lauren Corp.	349	35,298
Under Armour, Inc., Class A(1)	1,135	43,902
Under Armour, Inc., Class C(1)	1,141	38,634
VF Corp.	2,053	115,071
		898,104
Tobacco — 1.7%
Altria Group, Inc.	12,092	764,577
Philip Morris International, Inc.	9,601	933,409
Reynolds American, Inc.	5,123	241,550
		1,939,536
Toys — 0.1%
Hasbro, Inc.	698	55,372
Mattel, Inc.	2,107	63,800
		119,172
Transportation Miscellaneous — 0.5%
Expeditors International of Washington, Inc.	1,120	57,702
United Parcel Service, Inc., Class B	4,278	467,842
		525,544
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	883	62,216
J.B. Hunt Transport Services, Inc.	544	44,140
		106,356
Utilities: Electrical — 3.0%
AES Corp.	4,079	52,415
Alliant Energy Corp.	1,407	53,902
Ameren Corp.	1,502	73,868
American Electric Power Co., Inc.	3,043	195,391
CMS Energy Corp.	1,727	72,551
Consolidated Edison, Inc.	1,884	141,865
Dominion Resources, Inc.	3,873	287,648
DTE Energy Co.	1,110	103,974
Duke Energy Corp.	4,263	341,211
Edison International	2,017	145,728
Entergy Corp.	1,107	84,940
Eversource Energy	1,963	106,355
Exelon Corp.	5,711	190,119
FirstEnergy Corp.	2,631	87,034
NextEra Energy, Inc.	2,891	353,627
NRG Energy, Inc.	1,951	21,871
PG&E Corp.	3,085	188,709
Pinnacle West Capital Corp.	688	52,281
PPL Corp.	4,196	145,056
Public Service Enterprise Group, Inc.	3,131	131,095
SCANA Corp.	885	64,047
The Southern Co.	6,056	310,673

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

September 30, 2016 (unaudited)	Shares	Value
WEC Energy Group, Inc.	1,954	$117,006
Xcel Energy, Inc.	3,143	129,303
		3,450,669
Utilities: Gas Distributors — 0.2%
CenterPoint Energy, Inc.	2,666	61,931
NiSource, Inc.	1,994	48,075
Sempra Energy	1,546	165,716
		275,722
Utilities: Telecommunications — 2.6%
AT&T, Inc.(2)	38,071	1,546,063
CenturyLink, Inc.	3,379	92,686
Frontier Communications Corp.	7,260	30,202
Level 3 Communications, Inc.(1)	1,802	83,577
Verizon Communications, Inc.	25,226	1,311,247
		3,063,775
Utilities: Water — 0.1%
American Water Works Co., Inc.	1,101	82,399
		82,399
Total Common Stocks (Cost $47,955,100)		115,968,221

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Note 3.125% due 5/15/2019	$145,000	153,524
Total U.S. Government Securities (Cost $144,061)		153,524

	Shares	Value
Short-Term Investments — 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%(3)	555,760	555,760
Total Short-Term Investments (Cost $555,760)		555,760
Total Investments — 99.8% (Cost $48,654,921)		116,677,505
Other Assets, Net — 0.2%		260,197
Total Net Assets — 100.0%		$116,937,702

(1)	Non-income-producing security.
(2)	Securities are segregated to cover anticipated or existing derivative positions.
(3)	The rate disclosed is the 7 day net yield as of September 30, 2016.

The table below presents futures contracts as of September 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	9	12/16/2016	$972	$(3,426)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$115,968,221	$—	$—	$115,968,221
U.S. Government Securities	—	153,524	—	153,524
Short-Term Investments	—	555,760	—	555,760
Other Financial Instruments:
Financial Futures Contracts	(3,426)	—	—	(3,426)

Total	$115,964,795	$709,284	$—	$116,674,079

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2016, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Victory RS Large Cap Alpha VIP Series	$885,257,802	$103,787,422	$129,059,602	$(25,272,180)
Victory RS Small Cap Growth Equity VIP Series	82,862,684	13,920,377	16,955,537	(3,035,160)
Victory RS International VIP Series	171,828,328	6,840,319	10,105,919	(3,265,600)
Victory Sophus Emerging Markets VIP Series	44,323,361	8,175,987	8,610,955	(434,968)
Victory INCORE Investment Quality Bond VIP Series	726,773,071	14,381,434	17,469,397	(3,087,963)
Victory INCORE Low Duration Bond VIP Series	280,312,711	(439,958)	1,003,856	(1,443,814)
Victory High Yield VIP Series	42,226,953	(535,003)	1,097,166	(1,632,169)
Victory S&P 500 Index VIP Series	54,792,075	61,885,430	63,150,417	(1,264,987)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2016, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2016 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
Victory Sophus Emerging Markets VIP Series
Common Stocks	$261,143	$(443,010)	$443,010	$(261,143)	$—	$—
Preferred Stocks	1,064,863	—	—	(1,064,863)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at September 30, 2016.

Fund	Derivative Instrument Type	Value
Victory INCORE Investment Quality Bond VIP Series	Financial Futures Contracts	$63,243
	Credit Default Swap Contracts	2,347,093
Victory INCORE Low Duration Bond VIP Series	Financial Futures Contracts	(5,761)
	Credit Default Swap Contracts	503,161
Victory S&P 500 Index VIP Series	Financial Futures Contracts	(3,426)

Victory INCORE Investment Quality Bond VIP Series and Victory INCORE Low Duration Bond VIP Series used exchange-traded U.S. Treasury futures to manage interest rate exposure. Victory INCORE Investment Quality Bond VIP Series and Victory INCORE Low Duration Bond VIP Series used swap contracts for asset allocation and to manage risk exposure. Victory S&P 500 Index VIP Series entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Victory Variable Insurance Funds

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 21, 2016

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 21, 2016